As filed with the Securities and Exchange Commission on January 7, 1998
                                                                File No. 2-67052
                                                               File No. 811-3023


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 57

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 59


                                   FORUM FUNDS
                          (Formerly Forum Funds, Inc.)
             (Exact Name of Registrant as Specified in its Charter)

                   Two Portland Square, Portland, Maine 04101
                     (Address of Principal Executive Office)

        Registrant's Telephone Number, including Area Code: 207-879-1900


                           Catherine S. Wooledge, Esq.

                         Forum Financial Services, Inc.
                   Two Portland Square, Portland, Maine 04101
                     (Name and Address of Agent for Service)

                          Copies of Communications to:
                            Anthony C.J. Nuland, Esq.
                         Seward & Kissel 1200 G Street,
                                      N.W.
                             Washington, D.C. 20005


It is proposed  that this filing will become  effective:
     _____    immediately upon filing pursuant to Rule 485,  paragraph (b)
     _____    on ______________ pursuant to Rule 485, paragraph (b)
     __X__    60 days after  filing  pursuant to Rule 485,  paragraph  (a)(i)
     _____    75 days after filing pursuant to Rule 485,  paragraph  (a)(ii)
     _____    on [ ] pursuant to Rule 485, paragraph (a)(ii)

     _____    this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Registrant has registered an indefinite number of shares of beneficial interest under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. Accordingly, no fee is payable herewith. Registrant filed a Rule 24f-2 notice for its most recent fiscal year ended March 31, 1997, on May 29, 1997.

                              CROSS REFERENCE SHEET
                          (AS REQUIRED BY RULE 404(A))

                                     PART A

      (Prospectus offering Shares of Oak Hall(R) Small Cap Contrarian Fund)

FORM N-1A                                                   LOCATION IN PROSPECTUS
 ITEM NO.                                                         (CAPTION)

Item 1.           Cover Page:                               Cover Page

Item 2.           Synopsis:                                 Prospectus Summary

Item 3.           Condensed Financial
                  Information:                              Not Applicable

Item 4.           General Description
                  of Registrant:                            Prospectus Summary; Investment Objective and
                                                            Policies; Other Information

Item 5.           Management of the Fund:                   Prospectus Summary; Management

Item 6.           Capital Stock and
                  Other Securities                          Investment Objective and Policies; Dividends and Tax
                                                            Matters; Other Information - The Trust and its Shares

Item 7.           Purchase of Securities
                  Being Offered:                            Purchases and Redemptions of Shares; Other
                                                            Information - Determination of Net Asset Value;
                                   Management

Item 8.           Redemption or Repurchase
                  of Shares:                                Purchases and Redemptions of Shares

Item 9.           Pending Legal Proceedings                 Not Applicable

                              CROSS REFERENCE SHEET
                          (AS REQUIRED BY RULE 404(A))

                                     PART A
                            (All other Prospectuses)

                          Not Applicable in this Filing

                              CROSS REFERENCE SHEET
                          (AS REQUIRED BY RULE 404(A))

                                     PART B

         (SAI offering Shares of Oak Hall(R) Small Cap Contrarian Fund)


                                                              LOCATION IN STATEMENT
FORM N-1A                                                   OF ADDITIONAL INFORMATION
 ITEM NO.                                                           (CAPTION)

Item 10.          Cover Page:                               Cover Page

Item 11.          Table of Contents:                        Cover Page

Item 12.          General Information and History:          Management; Other Information

Item 13.          Investment Objectives and
                  Policies:                                 Investment Policies; Investment Limitations

Item 14.          Management of the Registrant:             Management

Item 15.          Control Persons and
                  Principal Holders of
                  Securities:                               Other Information

Item 16.          Investment Advisory
                  and Other Services:                       Management; Other Information - Custodian, Counsel,
                                    Auditors

Item 17.          Brokerage Allocation
                  and Other Practices:                      Portfolio Transactions

Item 18.          Capital Stock and
                  Other Securities:                         Determination of Net Asset Value

Item 19.          Purchase, Redemption and
                  Pricing of Securities Being
                  Offered:                                  Determination of Net Asset Value; Additional Purchase
                                                            and Redemption Information

Item 20.          Tax Status:                               Taxation

Item 21.          Underwriters:                             Management

Item 22.          Calculation of
                  Performance Data:                         Performance Data

Item 23.          Financial Statements:                     Not Applicable


                              CROSS REFERENCE SHEET
                          (AS REQUIRED BY RULE 404(A))

                                     PART B
                                (All other SAIs)

                          Not Applicable in this Filing

OAK HALL(R) SMALL CAP CONTRARIAN FUND
--------------------------------------------------------------------------------


Two Portland Square
Portland, Maine 04101

ACCOUNT INFORMATION AND
SHAREHOLDER SERVICING:

         Forum Financial Corp.
         Two Portland Square
         Portland, Maine 04101

         (207) 879-0001
         (800) 625-4255
--------------------------------------------------------------------------------

PROSPECTUS  March __, 1998



This Prospectus offers shares of the Oak Hall(R) Small Cap Contrarian Fund (the "Fund"), which is a diversified portfolio of Forum Funds (the "Trust"), an open-end, management investment company. The investment objective of the Fund is to seek capital appreciation by investing primarily in a portfolio of common stock and securities convertible into common stock. The Fund seeks to achieve its objective by investing primarily in equity securities of companies with small market capitalizations. Shares of the Fund are offered to investors without any sales charge.

This Prospectus sets forth concisely the information concerning the Fund and the Trust that a prospective investor should know before investing. The Trust has filed with the Securities and Exchange Commission a Statement of Additional Information dated March ___, 1998, which contains more detailed information about the Fund and the Trust and which is hereby incorporated into this Prospectus by reference. An investor may obtain a copy of the Statement of Additional Information without charge by contacting Shareholder Servicing at the address or phone number listed above.



Table of Contents

1.    Prospectus Summary.....................  2            5.    Purchases and Redemptions of
                                                                  Shares......................................   9

2.    Financial                                             6.    Dividends and Tax
      Highlights.............................  3                   Matters....................................  12
3.    Investment Objective and Policies        4            7.    Other
                                                                  Information.................................  13
4.    Management.............................  8            8.                                                  15


    Investors should read this Prospectus and retain it for future reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

1.       PROSPECTUS SUMMARY

SUMMARY OF THE FUND


     INVESTMENT OBJECTIVE AND POLICIES. The Fund seeks capital appreciation by investing primarily in a portfolio of common stock and securities convertible into common stock. The Fund seeks to achieve its objective by investing primarily in equity securities of companies with small market capitalizations. A small capitalization company has a market capitalization of $1 billion or less at the time of the Fund's investment. A company's market capitalization is the total market value of its outstanding common stock. See "Investment Objective, Policies and Limitations."



     MANAGEMENT. Oak Hall(R) Capital Advisors, L.P. (the "Adviser") is the Fund's investment adviser and makes investment decisions for the Fund. Forum Financial Services, Inc., ("FFSI") distributes the Fund's shares and Forum Administrative Services, LLC ("FAS") administers the Fund. See "Management."

     PURCHASES AND REDEMPTIONS. Shares of the Fund are offered at their net asset value without a sales charge to investors who plan to invest a minimum of $10,000 in the Fund directly and a $5,000 minimum initial investment on shares purchased through certain broker-dealers. Shares of the Fund may be redeemed from the Fund at their net asset value on any Fund Business Day. See "Purchases and Redemptions of Shares."


     DIVIDENDS. Dividends representing the net investment income of the Fund are declared and paid at least annually. Net capital gains realized by the Fund, if any, also will be distributed annually. Dividends and distributions are reinvested in additional shares of the Fund unless a shareholder elects to have them paid in cash. See "Dividends and Tax Matters."


     CERTAIN RISK FACTORS. There can be no assurance that the Fund will achieve its investment objective and the Fund's net asset value will fluctuate based upon changes in the value of its portfolio securities. An investment in the Fund may be an appropriate investment for investors willing to tolerate possibly significant fluctuations in the Fund's net asset value while seeking long-term returns that are potentially higher than market averages. The securities of small capitalization companies typically are more thinly traded than those of larger companies. Small capitalization securities may have greater growth potential in the long-run than other types of securities. In the shorter term, however, the prices of small capitalization securities may fluctuate significantly in response to news about the company, the markets or the economy. See "Investment Objective, Policies and Limitations." The Fund is not intended to provide a complete or balanced investment program for all investors.

EXPENSES OF INVESTING IN THE FUND

         The purpose of the following table is to assist investors in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. There are no transaction or sales charges associated with purchases and redemptions.

ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets)


   Advisory Fees (after fee waivers)................................       0.75%
   12b-1 Fees.......................................................        None
   Other Expenses (after expense reimbursements)....................       0.75%
                                                                           -----
   Total Fund Operating Expenses (after expense reimbursements).....       1.50%



         As of the date of this prospectus, the Adviser has voluntarily undertaken to waive a portion of its fees and assume certain expenses of the Fund to the extent that total expenses exceed 1.50%. The amounts of expenses are based on actual amounts incurred during the Fund's most recent fiscal year ended March 31, 1997, adjusted to reflect the elimination of the Fund's Rule 12b-1 plan. For the fiscal year ended March 31, 1997, the Fund incurred fees under Rule 12b-1 equal to 0.02% of the Fund's average net assets. Absent certain expense reimbursements and fee waivers, during the most recent fiscal year, the Investment Advisory Fees, Other Expenses, and Total Operating Expenses of the Fund would be 0.75%, 2.16%, and 2.93%, respectively. Expense reimbursements and fee waivers are voluntary and may be reduced or eliminated at any time. For a further description of the various costs and expenses incurred in the Fund's operation, see "Management."


EXAMPLE

         The following is a hypothetical example that indicates the dollar amount of expenses an investor would pay assuming a $1,000 investment, a 5% annual return, reinvestment of all dividends and distributions and full redemption at the end of each period:


  1 YEAR      3 YEARS      5 YEARS     10 YEARS
  ------      -------      -------     --------
    $15         $47          $87         $179


The example is based on the expenses listed in the "Annual Fund Operating Expenses" table above. The 5% annual return is not a prediction of and does not represent the Fund's projected returns; rather it is required by government regulation. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURN. ACTUAL EXPENSES AND RETURN MAY BE GREATER OR LESS THAN THOSE INDICATED.

2.       FINANCIAL HIGHLIGHTS


         The following represents selected data for a single share outstanding of the Fund for the periods indicated. The information for the six month period ended September 30, 1997 is unaudited. The information for the periods ending March 31, 1997 and June 30, 1996, 1995 and 1994 was audited in connection with an audit of the Trust's financial statements by Deloitte & Touche, independent auditors. The financial statements and auditors' report thereon are contained in the Annual Report which is incorporated by reference into the Statement of Additional Information. The information for the period ending June 30, 1993 was audited by other independent auditors. Further information about the Fund's performance is contained in the Annual Report, which may be obtained without charge by contacting the Fund's transfer agent.

                                                                             OAK HALL SMALL CAP CONTRARIAN FUND
                                                            ---------------------------------------------------------------------
                                                SIX MONTHS       NINE MONTHS   YEAR         YEAR          YEAR          PERIOD
                                                  ENDED             ENDED      ENDED        ENDED         ENDED         ENDED
                                                SEPTEMBER         MARCH 31,   JUNE 30,     JUNE 30,      JUNE 30,      JUNE 30,
                                                30, 1997            1997        1996        1995          1994         1993(A)
                                              -------------  -------------- ----------- ------------ ------------- --------------
                                               (UNAUDITED)
        Net Asset Value, Beginning of Period         $13.80          $13.61      $11.33       $12.55        $14.30         $10.00
                                              -------------  -------------- ----------- ------------ ------------- ---------------
        Investment Operations:
          Net Investment Income (Loss)               (0.13)          (0.15)   (0.32)(b)    (0.03)(b)        (0.09)       _
          Net Realized and Unrealized Gain
              (Loss) on Investments                   4.50            0.34        2.60       (0.10)        (0.52)           4.31
                                              ------------- --------------- ----------- ------------ ------------- --------------
        Total from Investment Operations              4.37            0.19        2.28       (0.13)        (0.61)           4.31
        Distributions From:
          Net Realized Gain on Investments          -              _             _            (1.09)        (1.14)         (0.01)
                                              ------------  --------------- ----------- ------------ -------------  -------------
        Net Asset Value, End of Period               $18.17          $13.80      $13.61       $11.33        $12.55         $14.30
                                              ============= =============== =========== ============ =============  =============
        Total Return                              31.67%(c)        1.40%(c)      20.12%      (1.07%)       (5.14%)      45.12%(d)
        Ratio/Supplementary Data:
        Net Assets at End of Period
           (000's omitted)                          $6,950          $7,310     $12,257      $16,399       $35,470        $12,581
        Ratios to Average Net Assets:
          Expenses Including
              Reimbursement/Waiver                 2.00%(d)        2.00%(d)       2.00%        2.00%         2.01%       1.23%(d)
          Expenses Excluding
              Reimbursement/Waiver                 2.75%(d)        2.93%(d)       2.44%      _%              2.17%       5.91%(d)
          Net Investment Income (Loss)
              Including Reimbursement/Waiver     (1.46%)(d)      (1.13%)(d)     (1.14%)       (.23%)        (.96%)     (0.07%)(d)
        Average Commission Rate (e)                 $0.0657         $0.0673     $0.0601          N/A           N/A            N/A
        Portfolio Turnover Rate                      52.13%          95.05%     157.01%      115.33%       168.61%        187.94%

(a)      The Fund commenced operations on July 13, 1992.
(b)      Calculated using the weighted average shares outstanding.
(c)      Not annualized.
(d)      Annualized.
(e) Amount represents the average commission per share paid to brokers on the purchase or sale of equity securities.

3.       INVESTMENT OBJECTIVE, POLICIES, AND LIMITATIONS

INVESTMENT OBJECTIVE AND POLICIES


         The investment objective of the Fund is to seek capital appreciation by investing primarily in a portfolio of common stock and securities convertible into common stock. The Fund seeks to achieve its objective by investing primarily in equity securities of companies with small market capitalizations. Except during periods when the Fund assumes a temporary defensive position, the Fund will have at least 65% of its total assets invested in common stock and securities convertible into common stock. There can be, of course, no assurance that the Fund will achieve its investment objective.

     The Fund intends to invest principally in small capitalization companies that, in the view of the Adviser are temporarily out of favor or simply undiscovered, yet possess upside growth potential coupled with attractive valuations. The Adviser seeks to identify and invest in companies it believes have a minimum of downside risk and whose stock is selling at a substantial discount from previous peak prices. In addition, the Adviser seeks to invest in companies whose fundamental attributes, in the Adviser's opinion, are improving but whose improvement has not been fully recognized by the investment community. The Adviser could be characterized as a small cap value contrarian manager. In seeking investment opportunities, the Adviser relies primarily on a company by company analysis (rather than broader analysis of industry or economic trends) with the bulk of the research being done in-house. The Fund may invest in the securities of issuers in any industry, but the Adviser emphasizes investments in those industries for which the Adviser believes the economic cycle is improving, or where the economic cycle has less impact. While the stocks of the companies in which the Fund invests are actively traded, the Fund may purchase the shares of small companies whose stock is less actively traded and which have greater appreciation potential and a correspondingly higher level of risk and volatility than larger companies whose shares are actively traded. The securities in which the Fund invests may be traded on securities exchanges or over-the-counter.

     CONVERTIBLE SECURITIES. The Fund may invest in convertible securities, including convertible debt and convertible preferred stock. The Fund will invest only in convertible securities that are rated in one of the four highest rating categories by Moody's Investors Service, Inc. ("Moody's") or by Standard & Poor's Corporation. Securities in the four highest rating categories are generally considered to be investment grade, although Moody's indicates that securities rated Baa have speculative characteristics and that changes in economic conditions are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade bonds. The Fund may purchase unrated convertible securities if the Adviser determines the security to be of comparable quality to a rated security that the Fund may purchase. Unrated securities may not be as actively traded as rated securities. The Fund may retain securities whose rating has been lowered below the lowest permissible rating category (or that are unrated and determined by the Adviser to be of comparable quality) if the Adviser determines that retaining such security is in the best interests of the Fund. A further description of the various rating categories is included in Appendix A to the Statement of Additional Information.


ADDITIONAL INVESTMENT POLICIES

         FOREIGN SECURITIES. The Fund may invest up to 30% of the value of its total assets in securities of foreign issuers, in American Depository Receipts ("ADRs") and in securities denominated in foreign currencies (collectively, "foreign securities"). Investments in foreign securities involve certain risks, such as exchange rate fluctuations, political or economic instability of the issuer or the country of issue and the possible imposition of exchange controls, withholding taxes on dividends or interest payments, confiscatory taxes or expropriation. Securities registration, custody and settlements of foreign securities may in some instances be subject to delays and legal and administrative uncertainties. Foreign securities may also be subject to greater fluctuations in price than securities of domestic corporations denominated in U.S. dollars. Foreign securities and their markets may not be as liquid as domestic securities and their markets, and foreign brokerage commissions and custody fees are generally higher than those in the United States. In addition, less information may be publicly available about a foreign company than about a domestic company, and foreign companies may not be subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. With respect to its permitted investments in foreign securities, currently the Fund limits the amount of its assets that may be invested in one country or denominated in one currency (other than the U.S. dollar) to 25%. The Fund may invest in sponsored and unsponsored ADRs, which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depository of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights.

     The Fund may utilize foreign currency forward contracts in order to hedge against uncertainty in the level of future foreign exchange rates. The Fund will not enter into these contracts for speculative purposes. These contracts involve an obligation to purchase or sell a specific currency at a specified future date, usually less than one year from the date of the contract, at a specified price. The Fund may enter into foreign currency forward contracts to manage currency risks and to facilitate transactions in foreign securities. These contracts involve a risk of loss if the Adviser fails to predict currency values correctly. For a description of the foreign currency forward contracts in which the Fund invests and the risks associated therewith, see "Foreign Currency Forward Contracts" in the SAI.

         TEMPORARY DEFENSIVE POSITION. When the Adviser believes that business or financial conditions warrant, the Fund may assume a temporary defensive position. For temporary defensive purposes, the Fund may invest without limit in cash or in investment grade cash equivalents, including (i) short-term obligations issued or guaranteed by the United States Government, its agencies or instrumentalities ("U.S. Government Securities"), (ii) prime quality certificates of deposit, bankers' acceptances and interest-bearing savings deposits of commercial banks doing business in the United States, (iii) prime quality commercial paper, and (iv) repurchase agreements covering any of the securities in which the Fund may invest directly, and, subject to the limits of the Investment Company Act of 1940 (the "Investment Company Act,") money market mutual funds. During periods when and to the extent that the Fund has assumed a temporary defensive position, it will not be pursuing its investment objective.


GENERAL


         PORTFOLIO TRANSACTIONS. The frequency of portfolio transactions (the portfolio turnover rate) will vary from year to year depending on market conditions. From time to time the Fund may engage in active short-term trading to take advantage of price movements affecting individual issues, groups of issues or markets. This will increase the Fund's rate of turnover and will result in higher total brokerage costs for the Fund. An annual turnover rate of 100% would occur, for example, if all of the securities in the Fund were replaced once in a period of one year. The Adviser weighs the anticipated benefits of short-term investments against these consequences.

         The Fund has no obligation to deal with any specific broker or dealer in the execution of portfolio transactions. Consistent with its policy of obtaining the best net results, the Fund may conduct brokerage transactions through certain affiliates of the Adviser. The Board of Trustees of the Trust has adopted policies to ensure that these transactions are reasonable and fair and that the commissions charged are comparable to those charged by non-affiliated qualified broker-dealers.


         CHANGES IN INVESTMENT OBJECTIVE AND POLICIES. The investment objective of the Fund is a fundamental policy of the Fund and, along with any other policies of the Fund that are deemed to be fundamental, may not be changed without approval of the holders of a majority of the Fund's outstanding voting securities, as defined in the Investment Company Act. A majority of the Fund's outstanding voting securities means the lesser of 67% of the shares of the Fund present or represented at a meeting at which the holders of more than 50% of the outstanding shares of the Fund are present or represented or more than 50% of the outstanding shares of the Fund. Except as otherwise indicated, investment policies of the Fund are not deemed to be fundamental and may be changed by the Board of Trustees without shareholder approval. A further description of the Fund's investment policies is contained in the Statement of Additional Information.

     INVESTMENT LIMITATIONS. The Fund has adopted the following investment limitations which, except for (5), are fundamental policies of the Fund. Additional fundamental and nonfundamental limitations are listed in the Statement of Additional Information. The Fund may not:


         (1) Borrow money, except the Fund may enter into commitments to purchase securities in accordance with its investment program, including delayed-delivery and when-issued securities and reverse repurchase agreements, provided that the total amount of any such borrowing does not exceed 33 1/3% of the Fund's total assets.


         (2) Make loans to other persons except for loans of portfolio securities, through the use of repurchase agreements, and through the purchase of debt securities that are otherwise permitted investments.

         (3) Purchase the securities of issuers (other than U.S. Government Securities) conducting their business activity in the same industry if, immediately after such purchase, the value of investments in such industry would comprise 25% or more of the value of the Fund's total assets.

         (4) Purchase a security if, as a result (a) more than 5% of the Fund's total assets would be invested in the securities of a single issuer, or (b) the Fund would own more than 10% of the outstanding voting securities of a single issuer. This limitation applies only with respect to 75% of the Fund's total assets and does not apply to U.S. Government Securities.

         (5) Invest more than 15% of its net assets in securities that are not readily marketable, including repurchase agreements maturing in more than seven days.

         If a percentage restriction on investment or utilization of assets as set forth above is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of the Fund's assets or redemptions of Fund shares will not be considered a violation of the limitation.

4.       MANAGEMENT

         The business of the Trust is managed under the direction of the Board of Trustees. The Board formulates the general policies of the Fund and generally meets quarterly to review the results of the Fund, monitor investment practices and discuss other matters affecting the Fund and the Trust.

INVESTMENT ADVISER

         Oak Hall(R) Capital Advisors, L.P. is the investment adviser of the Fund pursuant to an Investment Advisory Agreement with the Trust. Subject to the general control of the Board of Trustees, the Adviser makes investment decisions for the Fund. For its services under the Advisory Agreement, the Adviser receives an advisory fee at an annual rate of 0.75% of the average daily net assets of the Fund. The Adviser's fees are accrued daily and paid monthly. The Adviser, in its sole discretion, may waive all or any portion of its advisory fee. Any waiver would have the effect of increasing the Fund's yield for the period during which the waiver was in effect and would not be recouped by the Adviser at a later date.


         Ed Cimilluca, Co-Chief Executive of the Adviser, has been the Fund's co-portfolio manager since January 1, 1997. Prior to his association with the Adviser, Mr. Cimilluca was Director of Research at J. & W. Seligman and prior thereto was a Managing Director of Lehman Brothers, Inc. Mr. Cimilluca has approximately 25 years in the investment management business. His approach to investing is consistent with the Fund's emphasis on value investing in out-of-favor sectors of the market.

     John W. Morosani, Co-Chief Executive of the Adviser, has been the Fund's co-portfolio manager since January 1, 1997. Prior to his association with the Adviser, Mr. Morosani was Director of Research at S. G. Warburg & Co., Inc., and prior thereto was an Associate Director at C. J. Lawrence, Inc. Mr. Morosani has approximately 20 years in the investment management business. His approach to investing is consistent with the Fund's emphasis on value investing in out-of-favor sectors of the market.


         The Adviser, which is located at 24th Floor, 122 East 42nd Street, New York, New York 10168, is a registered investment adviser and provides investment management services to pension plans, endowment funds, institutional and individual  accounts.  As of the  date  of  this  Prospectus,  the  Adviser  had approximately $140 million of assets under management. The Adviser was incorporated under the laws of the State of New York in 1984 and is a wholly owned subsidiary of American Securities Holding Corporation ("ASHC"). ASHC is wholly owned by a trust, the beneficiaries of which are members of the William Rosenwald family.

ADMINISTRATION


         On behalf of the Fund, the Trust has entered into an Administration Agreement with FAS. As provided in this agreement, FAS is responsible for the supervision of the overall management of the Trust (including the Trust's receipt of services which the Trust is obligated to pay for), providing the Trust with general office facilities and providing persons satisfactory to the Board of Trustees to serve as officers of the Trust. For these services, FAS receives a fee computed and paid monthly at an annual rate of 0.25% of the average daily net assets of the Fund. Like the Adviser, FAS, in its sole discretion, may waive all or any portion of its fees. FAS was organized under the laws of the State of Delaware on December 29, 1995 and as of the date hereof, FAS and FFSI provided management, administrative and distribution services to registered investment companies and collective investment funds with assets of approximately $30 billion.

DISTRIBUTION


     FFSI acts as distributor of the Fund's shares but receives no fees for its services. FFSI is a registered broker-dealer and investment adviser and is a member of the National Association of Securities Dealers, Inc.

SHAREHOLDER SERVICES

         The Trust has adopted a shareholder services plan providing that the Trust may obtain the services of the Adviser and other qualified financial institutions to act as shareholder servicing agents for their customers. Under this plan, the Trust has authorized Forum to enter into agreements pursuant to which the shareholder servicing agent performs certain shareholder services not otherwise provided by the Fund's transfer agent. For these services, the Trust pays the shareholder servicing agent a fee of up to 0.25% of the average daily net assets of the shares owned by investors for which the shareholder servicing agent maintains a servicing relationship.

         Among the  services  provided  by  shareholder  servicing  agents  are:
answering customer inquiries regarding account matters; assisting shareholders in designating and changing various account options; aggregating and processing purchase and redemption orders and transmitting and receiving funds for shareholder orders; transmitting, on behalf of the Trust, proxy statements, prospectuses and shareholder reports to shareholders and tabulating proxies; processing dividend payments and providing subaccounting services for Fund shares held beneficially; and providing such other services as the Trust or a shareholder may request.


TRANSFER AGENT

         The Trust has entered into a Transfer Agency Agreement with Forum Financial Corp. (the "Transfer Agent") pursuant to which the Transfer Agent acts as the Fund's transfer agent and dividend disbursing agent. The Transfer Agent maintains for each shareholder of record, an account (unless such accounts are maintained by sub-transfer agents) to which all shares purchased are credited, together with any distributions that are reinvested in additional shares. The Transfer Agent also performs other transfer agency functions and acts as dividend disbursing agent for the Trust. Pursuant to an agreement with the Trust, Forum Accounting Services, LLC ("FAcS") performs portfolio accounting services for the Fund, including determination of the Fund's net asset value. As of the date of this Prospectus, each of FAS, FFSI, the Transfer Agent and FAcS was controlled by John Y. Keffer, President and Chairman of the Trust and each was located at Two Portland Square, Portland, Maine 04101.

EXPENSES OF THE TRUST


         The Adviser has voluntarily undertaken to assume certain expenses of the Fund (or waive its respective fees). This undertaking is designed to place a maximum limit on expenses (including all fees to be paid to the Adviser but excluding taxes, interest, brokerage commissions and other portfolio transaction expenses and extraordinary expenses) of 1.50%, of the average daily net assets of the Fund. Fee waivers are voluntary and may be reduced or eliminated at any time.


5.       PURCHASES AND REDEMPTIONS OF SHARES

GENERAL


         PURCHASES. Fund shares may be purchased without a sales charge at their net asset value next determined on any weekday except days when the New York Stock Exchange ("NYSE") is closed, normally, New Year's Day, Dr. Martin Luther King Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas ("Fund Business Day"). See "Other Information - Determination of Net Asset Value."

         Fund shares are issued after an order in proper form, accompanied by funds on deposit at a Federal Reserve Bank ("Federal Funds"), is received by the Transfer Agent. An investor's funds will not be accepted or invested by the Fund during the period before the Fund's receipt of Federal Funds. The Fund's net asset value is calculated at the close of regular trading on the NYSE (normally 4:00 p.m., Eastern time) on each Fund Business Day. Fund shares become entitled to receive dividends on the day after the shares are issued to an investor.


         The Fund reserves the right to reject any subscription for the purchase of its shares and may, in the Adviser's discretion, accept portfolio securities in lieu of cash as payment for Fund shares. Stock certificates are issued only to shareholders of record upon their written request, and no certificates are issued for fractional shares.

         REDEMPTIONS. There is no redemption charge, no minimum period of investment, and no restriction on frequency of redemptions. The date of payment of redemption proceeds may not be postponed for more than seven days after shares are tendered to the Transfer Agent for redemption by a shareholder of record. The right of redemption may not be suspended except in accordance with the Investment Company Act.

         Redemptions are effected at a price equal to the net asset value per share next determined following acceptance by the Transfer Agent of the redemption order in proper form (and any supporting documentation which the Transfer Agent may require). Shares redeemed are not entitled to participate in dividends declared after the day on which a redemption becomes effective.

PURCHASE AND REDEMPTION PROCEDURES

         Investors may obtain the account application necessary to open an account by writing the Transfer Agent at the following address:


         Oak Hall(R) Small Cap Contrarian Fund
         P.O. Box 446
         Portland, Maine  04112

         There is a $10,000 minimum for initial investments in the Fund and a $5,000 minimum for subsequent purchases, except for individual retirement accounts (See "Individual Retirement Accounts"). There is a $5,000 minimum initial investment on purchases made through certain broker-dealers. Shareholders will receive from the Trust periodic statements listing account activity during the statement period.


         The Fund sells and redeems its shares on a continuing basis at their net asset value next determined following the receipt by the Transfer Agent of a purchase or redemption order in proper form including, in the case of purchases, Federal Funds. An investor's funds will not be accepted or invested by the Fund during the period before the Fund's receipt of Federal Funds.

INITIAL PURCHASE OF SHARES


         MAIL.  Investors may send a check made pay-

able to the Trust along with a completed account application to the Transfer Agent at the following address:


         Oak Hall(R) Small Cap Contrarian Fund

         P.O. Box 446
         Portland, Maine 04112


         Checks are accepted at full value subject to collection. Payment by a check drawn on any member of the Federal Reserve System can normally be converted into Federal Funds within two business days after receipt of the check. Checks drawn on some non-member banks may take longer.

         BANK WIRE. To make an initial investment in the Fund using the fedwire system for transmittal of money among banks, an investor should first telephone the Transfer Agent at 800-625-4255 or 207-879-0001 to obtain an account number for an initial investment. The investor should then instruct a member commercial bank to wire his money immediately to:


         BankBoston
         Boston, Massachusetts
         ABA # 011000390

         For Credit to:  Forum Financial Corp.
                  Account # 541-54171
                  Oak Hall Small Cap Contrarian Fund
                  (Investor's Name)
                  (Investor's Account Number)


         The investor should then promptly complete and mail the account application.

         Any investor planning to wire funds should instruct his bank early in the day so the wire transfer can be accomplished the same day. There may be a charge by the investor's bank for transmitting the money by bank wire, and there also may be a charge for use of Federal Funds. The Trust does not charge investors for the receipt of wire transfers. Payment in the form of a bank wire received prior to 4:00 p.m., Eastern time on a Fund Business Day will be treated as a Federal Funds payment received before that time.

         THROUGH BROKERS AND OTHER FINANCIAL INSTITUTIONS. Shares may be purchased and redeemed through brokers and other financial institutions that have entered into sales agreements with Forum. These institutions may charge their customers a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to the Trust. The Trust is not responsible for the failure of any institution to promptly forward these requests or otherwise carry out its obligations to its customers.


         Investors who purchase shares will be subject to the procedures of their institution, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable to shareholders who invest in the Fund directly. Certain shareholder services may not be available to shareholders who have purchased through a broker-dealer or other institution. These investors should acquaint themselves with their institution's procedures and should read this Prospectus in conjunction with any materials and information provided by their institution. Customers who purchase Fund shares in this manner may or may not be the shareholder of record and, subject to their institution's and the Fund's procedures, may have Fund shares transferred into their name. There is typically a one to five day settlement period for purchases and redemptions through broker-dealers.


SUBSEQUENT PURCHASES OF SHARES


         Subsequent purchases may be made by mailing a check or by sending a bank wire as indicated above. Shareholders using the wire system for subsequent
purchases   should  first
telephone the Transfer Agent at 800-625-4255 or 207-879-0001 to notify it of the wire transfer. All payments should clearly indicate the shareholder's name and account number.


REDEMPTION OF SHARES

         Redemption requests will not be effected unless any check used for investment has been cleared by the shareholder's bank, which may take up to 15 calendar days. This delay may be avoided by investing in the Fund through wire transfers. Normally redemption proceeds are paid immediately following any redemption, but in no event later than seven days after redemption, by check mailed to the shareholder of record at his record address. Shareholders that wish to redeem shares by Telephone or by Bank Wire must elect these options by properly completing the appropriate sections of their account application. These privileges may not be available until several weeks after a shareholder's application is received. Shares for which certificates have been issued may not be redeemed by telephone. These privileges may be modified or terminated by the Trust at any time. Due to the cost to the Trust of maintaining smaller accounts, the Trust reserves the right to redeem, upon not less than 60 days' written notice, all shares in any Fund account with an aggregate net asset value of less than $10,000 ($2,000 for IRAs). The Fund will not redeem accounts that fall below these amounts solely as a result of a reduction in net asset value.

         REDEMPTION BY MAIL. Shareholders may make a redemption in any amount by sending a written request to the Transfer Agent accompanied by any stock certificate that may have been issued to the shareholder. All certificates submitted for redemption must be endorsed by the shareholder with signature guaranteed and all written requests for redemption must be signed by the shareholder with signature guaranteed.

         When a signature guarantee is called for, including any instruction to change the record name or address, the designated bank account, the dividend election, or the telephone redemption option election on an account, the shareholder should have "Signature Guaranteed" stamped under his signature and signed by a commercial bank or trust company, a broker, dealer or securities exchange, a credit union or a savings association that is authorized to guarantee signatures.


         TELEPHONE REDEMPTION. A shareholder that has elected telephone redemption privileges may make a telephone redemption request by calling the Transfer Agent at 800-625-4255 or 207-879-0001. In an effort to prevent unauthorized or fraudulent redemption requests by telephone, the Trust and the Transfer Agent will employ reasonable procedures to confirm that such instructions are genuine. Shareholders must provide the Transfer Agent with the shareholder's account number, the exact name in which the shares are registered and some additional form of identification such as a password. The Trust or the Transfer Agent may employ other procedures such as recording certain transactions. If such procedures are followed, neither the Transfer Agent nor the Trust will be liable for any losses due to unauthorized or fraudulent redemption requests. Shareholders should verify the accuracy of telephone instructions immediately upon receipt of confirmation statements.

         During times of drastic economic or market changes, the telephone redemption privilege may be difficult to implement. In the event a shareholder is unable to reach the Transfer Agent by telephone requests may be mailed or hand-delivered to the Transfer Agent. In response to the telephone redemption instruction, the Fund will mail a check to the shareholder's record address or, if the shareholder has elected wire redemption privileges, wire the proceeds. Shares for which certificates have been issued may not be redeemed by telephone.


         BANK WIRE REDEMPTION. With respect to any redemption of more than $10,000, a shareholder who has elected wire redemption privileges may request the Fund to transmit the proceeds by Federal Funds wire to a bank account designated on the shareholder's account application. To request bank wire redemptions by telephone, the shareholder also must have elected to be able to redeem shares by telephone.

         OTHER REDEMPTION MATTERS. The Transfer Agent will deem a shareholder's account "lost" if correspondence to the shareholder's address of record is returned for six months, unless the Transfer Agent determines the shareholder's new address. When an account is deemed lost all distributions on the account will be reinvested in additional shares of the Fund. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be canceled.

INDIVIDUAL RETIREMENT ACCOUNTS


         The Fund may be a suitable investment vehicle for part or all of the assets held in individual retirement accounts ("IRAs"). The minimum initial investment for investors opening an IRA or investing through their own IRA is $2,000, and the minimum subsequent investment is $250. Individuals may make tax-deductible IRA contributions of up to a maximum of $2,000 annually. However, the deduction will be reduced if the individual or, in the case of a married individual either the individual or the individual's spouse is an active participant in an employer-sponsored retirement plan and the individual (or, in certain cases, the married couple) has adjusted gross income above certain levels.


6.       DIVIDENDS AND TAX MATTERS

DIVIDENDS

         Dividends of the Fund's net investment income are declared and paid annually. Net capital gains realized by the Fund, if any, also will be distributed annually. Shareholders may choose either to have all dividends reinvested in additional shares of the Fund or received in cash or to have dividends of net capital gain reinvested in additional shares of the Fund and dividends of net investment income paid in cash. All dividends are treated in the same manner for Federal income tax purposes whether received in cash or reinvested in shares of the Fund. All dividends are reinvested unless another option is selected. Income dividends will be reinvested at the Fund's net asset value as of the last day of the period with respect to which the dividends are paid and capital gains dividends will be reinvested at the net asset value of the Fund on the payment date for the dividend. Cash payments may be made more than seven days following the date on which dividends would otherwise be reinvested.

TAXES

         The Fund intends to continue to qualify for each fiscal year to be taxed as a "regulated investment company" under the Internal Revenue Code of 1986 (the "Code"). As such, the Fund will not be liable for Federal income and excise taxes on the net investment income and capital gains distributed to its shareholders in accordance with the applicable provisions of the Code. The Fund intends to distribute all of its net income and net capital gains each year. Accordingly, the Fund should thereby avoid all Federal income and excise taxes.


         Dividends paid by the Fund out of its net investment income (including realized net short term capital gains) are taxable to the shareholders of the Fund as ordinary income notwithstanding that such dividends are reinvested in additional shares of the Fund. Distributions of net long-term capital gains, if any, realized by the Fund are taxable to the shareholders as long-term capital gains, regardless of the length of time the shareholder may have held his shares in the Fund at the time of distribution. A portion of the Fund's dividends may qualify for the dividends received deduction available to corporations.

         If a shareholder holds shares for six months or less and during that period receives a distribution taxable to him as a long-term capital gain, any loss realized on the sale of his shares during that six-month period would be a long- term loss to the extent of the distribution. Distributions to shareholders will be treated in the same manner for Federal income tax purposes whether received in cash or reinvested in additional shares of the Fund.


         Any dividend or distribution received by a shareholder on shares of the Fund will have the effect of reducing the net asset value of his shares by the amount of the dividend or distribution. Furthermore, a dividend or distribution made shortly after the purchase of shares by a shareholder, although in effect a return of capital to that particular shareholder, would be taxable to him as described above.


         The Fund is  required  by Federal  law to  withhold  31% of  reportable payments (which may include dividends, capital gains distributions and redemptions) paid to a non-corporate shareholder unless such shareholder certifies in writing that the social security or tax identification number provided is correct and that the shareholder is not subject to backup withholding for prior underreporting to the Internal Revenue Service.


         Reports containing appropriate information with respect to the Federal income tax status of dividends and distributions paid during the year by the Fund will be mailed to shareholders shortly after the close of each year.

7.       OTHER INFORMATION

DETERMINATION OF NET ASSET VALUE

     The Trust determines the net asset value per share of the Fund as of the close of regular trading on the New York Stock Exchange (normally 4:00 P.M., Eastern time), on each Fund Business Day by dividing the value of the Fund's net assets (I.E., the value of its securities and other assets less its liabilities, including expenses payable or accrued but excluding capital stock and surplus) by the number of shares outstanding at the time the determination is made. Securities owned by the Fund for which market quotations are readily available are valued at current market value, or, in their absence, at fair value as determined by the Board of
Trustees. Purchases and redemptions will be effected at the time of determination of net asset value next following the receipt of any purchase or redemption order as described under "Purchases and Redemptions of Shares."

THE TRUST AND ITS SHARES


         The Trust was originally incorporated in Maryland on March 24, 1980 and assumed the name of Forum Funds, Inc. on March 16, 1987. On January 5, 1996, Forum Funds, Inc. was reorganized as a Delaware business trust under the name Forum Funds. The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate portfolios or series (such as the Fund) and may in the future divide portfolios or series into two or more classes of shares (such as Investor and Institutional Shares). Currently the authorized shares of the Trust are divided into __ separate series. Prior to November 25, 1996, the Fund was a separate portfolio named Oak Hall(R) Equity Fund of Stone Bridge Funds, Inc., a Maryland corporation. On January 1, 1998, the Fund changed its name to the Oak Hall(R) Small Cap Contrarian Fund.

         Each share of each fund of the Trust and each class of shares has equal dividend, distribution, liquidation and voting rights, and fractional shares have those rights proportionately, except that expenses related to the distribution of the shares of each class (and certain other expenses such as transfer agency and administration expenses) are borne solely by those shares and each class votes separately with respect to the provisions of any Rule 12b-1 plan which pertain to the class and other matters for which separate class voting is appropriate under applicable law. Generally, shares will be voted in the aggregate without reference to a particular portfolio or class, except if the matter affects only one portfolio or class or voting by portfolio or class is required by law, in which case shares will be voted separately by portfolio or class, as appropriate. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by Federal or state law. Shareholders have available certain procedures for the removal of Trustees. There are no conversion or preemptive rights in connection with shares of the Trust. All shares when issued in accordance with the terms of the offering will be fully paid and nonassessable. Shares are redeemable at net asset value, at the option of the shareholders, subject to any contingent deferred sales charge that may apply. A shareholder in a portfolio is entitled to the shareholder's pro rata share of all dividends and distributions arising from that portfolio's assets and, upon redeeming shares, will receive the portion of the portfolio's net assets represented by the redeemed shares.


         From time to time, certain shareholders may own a large percentage of the shares of the Fund. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote.

PERFORMANCE INFORMATION


         The Fund's performance may be quoted in advertising in terms of yield or total return. Both types of performance are based on the Fund's historical results and are not intended to indicate future performance. The Fund's yield is a way of showing the rate of income the Fund earns on its investments as a percentage of the Fund's share price. To calculate yield, the Fund takes the interest income it earned from its portfolio of investments for a 30 day period (net of expenses), divides it by the average number of shares entitled to receive dividends, and expresses the result as an annualized percentage rate based on the Fund's share price at the beginning of the 30 day period. The Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. Because average annual returns tend to smooth out variations in the Fund's returns, shareholders should recognize that they are not the same as actual year-by-year results. To illustrate the components of overall performance, the Fund may separate its cumulative and average annual returns into income results and capital gain or loss.


         The Fund's advertisements may refer to ratings and rankings among similar funds by independent evaluators such as Morningstar, Lipper Analytical Services, Inc. or CDA/Weisenberger. In addition, the performance of the Fund may be compared to recognized indices or market performance. The comparative material found in the Fund's advertisements, sales literature or reports to shareholders may contain performance ratings. These are not to be considered representative or indicative of future performance.


NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE STATEMENT OF ADDITIONAL INFORMATION AND THE FUND'S OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFERING OF THE FUND'S SHARES, AND IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.

                      OAK HALL(R) SMALL CAP CONTRARIAN FUND



                                   Prospectus
                                 March __, 1998




                                     [LOGO]

                              OAK HALL EQUITY FUND

--------------------------------------------------------------------------------

Investment Advisor:                            Account Information and
         Oak Hall Capital Advisors, L.P.       Shareholder Servicing:
         122 East 42nd Street                           Forum Financial Corp.
         New York, New York 10005                       Two Portland Square
         (212) 622-1996                                 Portland, Maine  04101
                                                        800-625-4255
                                                        207-879-0001

--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION
                                 March __, 1998

Forum Funds (the "Trust") is a registered open-end investment company. This Statement of Additional Information ("SAI") supplements the Prospectus dated March __, 1998 offering shares of the Oak Hall Equity Fund (the "Fund") and should be read only in conjunction with the Prospectus, a copy of which may be obtained without charge by contacting Forum Financial Corp. at the address listed above.


TABLE OF CONTENTS

                                                                            PAGE
          1.       Investment Policies
                     and Limitations......................................    2
          2.       Performance Data.......................................   15
          3.       Management.............................................   17
          4.       Determination of Net Asset Value.......................   23
          5.       Portfolio Transactions.................................   23
          6.       Custodian..............................................   24
          7.       Additional Purchase and
                     Redemption Information...............................   24
          8.       Taxation...............................................   25
          9.       Other Matters..........................................   26

                  Appendix A - Description of Securities Ratings

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

                     1. INVESTMENT POLICIES AND LIMITATIONS

RATINGS AS INVESTMENT CRITERIA

Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("S&P") are private services that provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to corporate bonds, including convertible securities by Moody's and S&P is included in Appendix A to this Statement of Additional Information. The Fund may use these ratings in determining whether to purchase, sell or hold a security. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, securities with the same maturity, interest rate and rating may have different market prices. Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced. Oak Hall Capital Advisors, L.P. (the "Adviser") will consider such an event in determining whether the Fund should continue to hold the obligation. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than the rating indicates.

CONVERTIBLE SECURITIES

The Fund may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible debt securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers. Convertible securities rank senior to common stock in a corporation's capital structure but are usually subordinated to comparable nonconvertible securities. Although no securities investment is without some risk, investment in convertible securities generally entails less risk than in the issuer's common stock. However, the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. Convertible securities have unique investment characteristics in that they generally (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities, (2) are less subject to fluctuation in value than the underlying stocks since they have fixed income characteristics and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its "investment value" (determined by its yield comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value and generally the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. In addition, a convertible security generally will sell at a premium over its conversion value determined by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

Convertible securities which are rated b by Moody's generally lack characteristics of a desirable investment. Convertible securities which are rated B by S&P are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation.

WARRANTS

The Fund may invest in warrants, which are options to purchase an equity security at a specified price (usually representing a premium over the applicable market value of the underlying equity security at the time of the warrant's issuance) and usually during a specified period of time. To the extent that the market value of the security that may be purchased upon exercise of the warrant rises above the exercise price, the value of the warrant will tend to rise. To the extent that the exercise price equals or exceeds the market value of such security, the warrants will have little or no market value. If a warrant is not exercised within the specified time period, it will become worthless and the Fund will lose the purchase price paid for the warrant and the right to purchase the underlying security. The Fund may not invest more than 2% of its net assets in warrants not traded on the American or New York Stock Exchange.

TEMPORARY DEFENSIVE POSITION

When the Adviser believes that business or financial conditions warrant, the Fund may assume a temporary defensive position. For temporary defensive purposes, the Fund may invest without limit in cash or in investment grade cash equivalents, including (i) short-term obligations of the U.S. Government and its agencies or instrumentalities, (ii) certificates of deposit, bankers' acceptances and interest-bearing savings deposits of commercial banks doing business in the United States that have, at the time of investment, total assets in excess of one billion dollars (or the equivalent in other currencies) and that are members of the Federal Deposit Insurance Corporation, (iii) commercial paper of prime quality rated A-2 or higher by S&P or Prime-2 or higher by Moody's or, if not rated, determined by the Adviser to be of comparable quality,
(iv) repurchase agreements covering any of the securities in which the Fund may invest directly and (v) money market mutual funds.

FOREIGN CURRENCY FORWARD CONTRACTS

Investments in foreign companies will usually involve currencies of foreign countries. In addition, the Fund may temporarily hold funds in bank deposits in foreign currencies during the completion of investment programs.

Accordingly, the value of the assets of the Fund as measured in United States dollars may be affected by changes in foreign currency exchange rates and exchange control regulations, and the Fund may incur costs in connection with conversions between various currencies. The Fund may conduct foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into foreign currency forward contracts ("forward contracts") to purchase or sell foreign currencies. A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers and involve the risk that the other party to the contract may fail to deliver currency when due, which could result in losses to the Fund. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Foreign exchange dealers realize a profit based on the difference between the price at which they buy and sell various currencies.

The Fund may enter into forward contracts under two circumstances. First, with respect to specific transactions, when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying security transactions, the Fund may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

Second, the Fund may enter into forward currency contracts in connection with existing portfolio positions. For example, when the Adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, the Fund may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency.

The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk of inaccurate predictions of currency price movements, which may cause the Fund to incur losses on these contracts and transaction costs. The Adviser does not intend to enter into forward contracts on a regular or continuous basis, and will not do so if, as a result, the Fund will have more than 25% of the value of its total assets committed to such contracts or the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency.

At or before the settlement of a forward currency contract, the Fund may either make delivery of the foreign currency or terminate its contractual obligation to deliver the foreign currency by purchasing an offsetting contract. If the Fund chooses to make delivery of the foreign currency, it may be required to obtain the currency through the conversion of assets of the Fund into the currency. The Fund may close out a forward contract obligating it to purchase a foreign currency by selling an offsetting contract. If the Fund engages in an offsetting transaction, the Fund will incur a gain or a loss to the extent that there has been a change in forward contract prices. Additionally, although forward contracts may tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information available is generally representative of very large transactions in the interbank market. The interbank market in foreign currencies is a global, around-the-clock market.

Under normal circumstances, consideration of the prospect for currency parities will be incorporated in a longer term investment decision made with regard to overall diversification strategies. When required by applicable regulatory guidelines, the Fund will set aside cash, U.S. Government securities or other liquid assets in a segregated account with its custodian in the prescribed amount.

HEDGING STRATEGIES


The Adviser may engage in certain options and futures strategies to attempt to hedge the Fund's portfolio. The instruments in which the Fund may invest include
(i) options on securities, stock indexes and foreign currencies, (ii) stock index and foreign currency futures contracts ("futures contracts"), and (iii) options on futures contracts. Use of these instruments is subject to regulation by the Securities and Exchange Commission (the "SEC"), the several options and futures exchanges upon which options and futures are traded, and the Commodities Futures Trading Commission (the "CFTC"). No assurance can be given, however, that any strategies will succeed.


The Fund will not use leverage in its hedging strategies. In the case of transactions entered into as a hedge, the Fund will hold securities, currencies or other options or futures positions whose values are expected to offset ("cover") its obligations thereunder. The Fund will not enter into a hedging strategy that exposes the Fund to an obligation to another party unless it owns either (1) an offsetting ("covered") position or (2) cash, U.S. Government securities or other liquid assets with a value sufficient at all times to cover its potential obligations. When required by applicable regulatory guidelines, the Fund will set aside cash, U.S. Government securities or other liquid assets in a segregated account with its custodian in the prescribed amount. Any assets used for cover or held in a segregated account cannot be sold or closed out while the hedging strategy is outstanding, unless they are replaced with similar assets. As a result, there is a possibility that the use of cover or segregation involving a large percentage of a Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

The Fund is subject to the following restrictions in its use of options and futures contracts. The Fund will not (i) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the Fund's total assets would be hedged through the use of options or futures contracts,
(ii) purchase futures contracts or write put options if, as a result, the Fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets, or (iii) purchase call options if, as a result, the current value of options premiums for options purchased would exceed 5% of the Fund's total assets.

OPTIONS STRATEGIES. The Fund may purchase put and call options written by others and write (sell) put and call options covering specified securities, stock index-related amounts or currencies. A put option (sometimes called a "standby commitment") gives the buyer of the option, upon payment of a premium, the right to deliver a specified amount of a security or currency to the writer of the option on or before a fixed date at a predetermined price. A call option (sometimes called a "reverse standby commitment") gives the purchaser of the option, upon payment of a premium, the right to call upon the writer to deliver a specified amount of a security or currency on or before a fixed date, at a predetermined price. The predetermined prices may be higher or lower than the market value of the underlying currency or security. The Fund may buy or sell both exchange-traded and over-the-counter ("OTC") options. The Fund will purchase or write an option only if that option is traded on a recognized U.S. options exchange or if the Adviser believes that a liquid secondary market for the option exists. When the Fund purchases an OTC option, it relies on the dealer from which it has purchased the OTC option to make or take delivery of the securities or currency underlying the option. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as the loss of the expected benefit of the transaction. OTC options and the securities underlying these options, currently are treated as illiquid securities.

The Fund may purchase call options on equity securities that the Adviser intends to include in the Fund's portfolio in order to fix the cost of a future purchase. Call options may also be purchased as a means of participating in an anticipated price increase of a security on a more limited risk basis than would be possible if the security itself were purchased. In the event of a decline in the price of the underlying security, use of this strategy would serve to limit the potential loss to the Fund to the option premium paid; conversely, if the market price of the underlying security increases above the exercise price and the Fund either sells or exercises the option, any profit eventually realized will be reduced by the premium paid. The Fund may similarly purchase put options in order to hedge against a decline in market value of securities held in its portfolio. The put enables the Fund to sell the underlying security at the predetermined exercise price; thus the potential for loss to the Fund is limited to the option premium paid. If the market price of the underlying security is higher than the exercise price of the put, any profit the Fund realizes on the sale of the security would be reduced by the premium paid for the put option less any amount for which the put may be sold.

The Fund may write covered call options. The Fund may write call options on behalf of the Fund when the Adviser believes that the market value of the underlying security will not rise to a value greater than the exercise price plus the premium received. Call options may also be written to provide limited protection against a decrease in the market price of a security, in an amount equal to the call premium received less any transaction costs. The Fund may write covered put options only to effect closing transactions.

The Fund may purchase and write put and call options on stock indices in much the same manner as the equity security options discussed above, except that stock index options may serve as a hedge against overall fluctuations in the securities markets (or market sectors) or as a means of participating in an anticipated price increase in those markets. The effectiveness of hedging techniques using stock index options will depend on the extent to which price movements in the stock index selected correlate with price movements of the securities which are being hedged. Stock index options are settled exclusively in cash.

FOREIGN CURRENCY OPTIONS AND RELATED RISKS. The Fund may take positions in options on foreign currencies in order to hedge against the risk of foreign exchange fluctuation on foreign securities the Fund holds in its portfolio or which it intends to purchase. Options on foreign currencies are affected by the factors discussed in "Foreign Currency Forward Transactions" which influence foreign exchange sales and investments generally.

The value of foreign currency options is dependent upon the value of the foreign currency relative to the U.S. dollar and has no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, the Fund may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

To the extent that the U.S. options markets are closed while the market for the underlying currencies remains open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

SPECIAL CHARACTERISTICS AND RISKS OF OPTIONS TRADING. The Fund may effectively terminate its right or obligation under an option contract by entering into a closing transaction. For instance, if the Fund wished to terminate its potential obligation to sell securities or currencies under a call option it had written, a call option of the same type would be purchased by the Fund. Closing transactions essentially permit the Fund to realize profits or limit losses on its options positions prior to the exercise or expiration of the option. In addition:

         (1) The successful use of options depends upon the Adviser's ability to forecast the direction of price fluctuations in the underlying securities or currency markets, or in the case of a stock index option, fluctuations in the market sector represented by the index.

         (2) Options normally have expiration dates of up to nine months. Options that expire unexercised have no value. Unless an option purchased by the Fund is exercised or unless a closing transaction is effected with respect to that position, a loss will be realized in the amount of the premium paid.

         (3) A position in an exchange listed option may be closed out only on an exchange which provides a market for identical options. Most exchange listed options relate to equity securities. Exchange markets for options on foreign currencies are relatively new and the ability to establish and close out positions on the exchanges is subject to the maintenance of a liquid secondary market. Closing transactions may be effected with respect to options traded in the over-the-counter markets (currently the primary markets for options on foreign currencies) only by negotiating directly with the other party to the option contract or in a secondary market for the option if such market exists. There is no assurance that a liquid secondary market will exist for any particular option at any specific time. If it is not possible to effect a closing transaction, the Fund would have to exercise the option which it purchased in order to realize any profit. The inability to effect a closing transaction on an option written by the Fund may result in material losses to the Fund.

         (4) The Fund's activities in the options markets may result in a higher portfolio turnover rate and additional brokerage costs.

FUTURES STRATEGIES. A futures contract is a bilateral agreement wherein one party agrees to accept, and the other party agrees to make, delivery of cash, securities or currencies as called for in the contract at a specified future date and at a specified price. For stock index futures contracts, delivery is of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the time of the contract and the close of trading of the contract.

The Fund may sell stock index futures contracts in anticipation of a general market or market sector decline that may adversely affect the market values of the Fund's securities. To the extent that the Fund's portfolio correlates with a given stock index, the sale of futures contracts on that index could reduce the risks associated with a market decline and thus provide an alternative to the liquidation of securities positions. The Fund may purchase a stock index futures contract if a significant market or market sector advance is anticipated. These purchases would serve as a temporary substitute for the purchase of individual stocks, which stocks may then be purchased in the future.

The Fund may purchase call options on a stock index future as a means of obtaining temporary exposure to market appreciation at limited risk. This strategy is analogous to the purchase of a call option on an individual stock, in that it can be used as a temporary substitute for a position in the stock itself. The Fund may purchase a call option on a stock index future to hedge against a market advance in stocks which the Fund planned to acquire at a future date. The Fund may also purchase put options on stock index futures contracts. These purchases are analogous to the purchase of protective puts on individual stocks, where a level of protection is sought below which no additional economic loss would be incurred by the Fund. The Fund may write covered call options on stock index futures contracts as a partial hedge against a decline in the prices of stocks held in the Fund's portfolio. This is analogous to writing covered call options on securities.

The Fund may sell foreign currency futures contracts to hedge against possible variations in the exchange rate of the foreign currency in relation to the U.S. dollar. In addition, the Fund may sell foreign currency futures contracts when the Adviser anticipates a general weakening of foreign currency exchange rates that could adversely affect the market values of the Fund's foreign securities holdings. The Fund may purchase a foreign currency futures contract to hedge against an anticipated foreign exchange rate increase pending completion of anticipated transactions. Such a purchase would serve as a temporary measure to protect the Fund against such increase. The Fund may also purchase call or put options on foreign currency futures contracts to obtain a fixed foreign exchange rate at limited risk. The Fund may write call options on foreign currency futures contracts as a partial hedge against the effects of declining foreign exchange rates on the value of foreign securities.

SPECIAL CHARACTERISTICS AND RISKS OF FUTURES AND RELATED OPTIONS TRADING. No price is paid upon entering into futures contracts; rather, the Fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash or U.S. Government securities generally equal to 5% or less of the contract value. This amount is known as initial margin. Subsequent payments, called variation margin, to and from the broker, would be made on a daily basis as the value of the futures position varies. When writing a call on a futures contract, variation margin must be deposited in accordance with applicable exchange rules. The initial margin in futures transactions is in the nature of a performance bond or good-faith deposit on the contract that is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied.

Holders and writers of futures and options on futures contracts can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, a futures contract or related option with the same terms as the position held or written. Positions in futures contracts may be closed only on an exchange or board of trade providing a secondary market for such futures contracts. For example, futures contracts on broad-based stock indices can currently be entered into with respect to the Standard & Poor's 500 Stock Index on the Chicago Mercantile Exchange, the New York Stock Exchange Composite Stock Index on the New York Futures Exchange, the Value Line Composite Stock Index on the Kansas City Board of Trade and the Major Market Index of the Chicago Board of Trade.

Under certain circumstances, futures exchanges may establish daily limits in the amount that the price of a futures contract or related option may vary either up or down from the previous day's settlement price. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. Prices could move to the daily limit for several consecutive trading days with little or no trading and thereby prevent prompt liquidation of positions. In such event, it may not be possible for the Fund to close a position, and in the event of adverse price movements, the Fund would have to make daily cash payments of variation margin. In addition:

         (1) Successful use by the Fund of futures contracts and related options will depend upon the Adviser's ability to predict movements in the direction of the overall securities and currency markets, which requires different skills and techniques than predicting changes in the prices of individual securities. Moreover, futures contracts relate not to the current level of the underlying instrument but to the anticipated levels at some point in the future; thus, for example, trading of stock index futures may not reflect the trading of the securities which are used to formulate an index or even actual fluctuations in the relevant index itself.

         (2) The price of futures contracts may not correlate perfectly with movement in the price of the hedged securities or currencies due to price distortions in the futures market or otherwise. There may be several reasons unrelated to the value of the underlying securities or currencies which causes this situation to occur. As a result, a correct forecast of general market trends still may not result in successful hedging through the use of future contracts over the short term.

         (3) There is no assurance that a liquid secondary market will exist for any particular contract at any particular time. In such event, it may not be possible to close a position, and in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin.

         (4) Like other options, options on futures contracts have a limited life. The Fund will not trade options on futures contracts on any exchange or board of trade unless and until, in the Adviser's opinion, the market for such options has developed sufficiently that the risks in connection with options on futures transactions are not greater than the risks in connection with futures transactions.

         (5) Purchasers of options on futures contracts pay a premium in cash at the time of purchase. This amount and the transaction costs is all that is at risk. Sellers of options on futures contracts, however, must post an initial margin and are subject to additional margin calls which could be substantial in the event of adverse price movements.

         (6) The Fund's activities in the futures markets may result in a higher portfolio turnover rate and additional transaction costs in the form of added brokerage commissions.

         (7) Buyers and sellers of foreign currency futures contracts are subject to the same risks that apply to the buying and selling of futures generally. In addition, there are risks associated with foreign currency futures contracts and their use as a hedging device similar to those associated with options on foreign currencies described above. In addition, settlement of foreign currency futures contracts must occur within the country issuing that currency. Thus, the Fund must accept or make delivery of the underlying foreign currency in accordance with any

U.S. or foreign restrictions or regulations regarding the maintenance of foreign banking arrangements by U.S. residents, and the Fund may be required to pay any fees, taxes or charges associated with such delivery which are assessed in the issuing country.

REGULATORY COMPLIANCE WITH RESPECT TO COMMODITY FUTURES CONTRACTS
AND COMMODITY OPTIONS

The Fund may invest in certain financial futures contracts and options contracts in accordance with the policies described in the Prospectus and above. The Fund will only invest in futures contracts, options on futures contracts and other options contracts that are subject to the jurisdiction of the CFTC after filing a notice of eligibility and otherwise complying with the requirements of Section
4.5 of the rules of the CFTC. Under that section the Fund would be permitted to purchase such futures or options contracts only for bona fide hedging purposes within the meaning of the rules of the CFTC; provided, however. that in addition, with respect to positions in commodity futures and option contracts not for bona fide hedging purposes, the Fund represents that the aggregate initial margin and premiums required to establish these positions (subject to certain exclusions) will not exceed 5% of the liquidation value of the Fund's assets after taking into account unrealized profits and losses on any such contract the Fund has entered into.

REVERSE REPURCHASE AGREEMENTS

Reverse repurchase agreements are transactions in which a Fund sells a security and simultaneously commits to repurchase that security from the buyer at an agreed upon price on an agreed upon future date. The resale price in a reverse repurchase agreement reflects a market rate of interest that is not related to the coupon rate or maturity of the sold security. For certain demand agreements, there is no agreed upon repurchase date and interest payments are calculated daily, often based upon the prevailing overnight repurchase rate.

Generally, a reverse repurchase agreement enables the Fund to recover for the term of the reverse repurchase agreement all or most of the cash invested in the portfolio securities sold and to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. In addition, interest costs on the money received in a reverse repurchase agreement may exceed the return received on the investments made by the Fund with those monies. The use of reverse repurchase agreement proceeds to make investments may be considered to be a speculative technique.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS

The Fund may purchase portfolio securities on a when-issued and purchase or sell portfolio securities on forward commitment basis. When-issued or forward commitment transactions arise when securities are purchased by the Fund with payment and delivery to take place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time it enters into the transaction. In those cases, the purchase price and the interest rate payable on the securities are fixed on the transaction date and delivery and payment may take place a month or more after the date of the transaction. When the Fund enters into a forward commitment transaction, it becomes obligated to purchase securities and it has all of the rights and risks attendant to ownership of the security, although delivery and payment occur at a later date. To facilitate such acquisitions, the Fund will maintain with its custodian a separate account with portfolio securities in an amount at least equal to such commitments.

At the time the Fund makes the commitment to purchase securities on a when-issued or forward commitment basis, the Fund will record the transaction as a purchase and thereafter reflect the value each day of such securities in determining its net asset value. The value of the fixed income securities to be delivered in the future will fluctuate as interest rates and the credit of the underlying issuer vary. On delivery dates for such transactions, the Fund will meet its obligations from maturities, sales of the securities held in the separate account or from other available sources of cash. The Fund generally has the ability to close out a purchase obligation on or before the settlement date, rather than purchase the security. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, realize a gain or loss due to market fluctuation.

To the extent the Fund engages in when-issued or delayed delivery transactions, it will do so for the purpose of acquiring securities consistent with the Fund's investment objectives and policies and not for the purpose of investment leverage or to speculate in interest rate changes. The Fund will only make commitments to purchase securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities, but the Fund reserves the right to dispose of the right to acquire these securities before the settlement date if deemed advisable.

The use of when-issued transactions and forward commitments enables the Fund to hedge against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling bond prices, the Fund might sell securities which it owned on a forward commitment basis to limit its exposure to falling prices. In periods of falling interest rates and rising bond prices, a Fund might sell a security and purchase the same or a similar security on a when-issued or forward commitment basis, thereby obtaining the benefit of currently higher cash yields. However, if the Adviser were to forecast incorrectly the direction of interest rate movements, the Fund might be required to complete such when-issued or forward transactions at prices inferior to the current market values.

When-issued securities may include bonds purchased on a "when, as and if issued" basis under which the issuance of the securities depends upon the occurrence of a subsequent event, such as approval of a proposed financing by appropriate municipal authorities. Any significant commitment of the Fund's assets committed to the purchase of securities on a "when, as and if issued" basis may increase the volatility of its net asset value. No when-issued or forward commitments will be made by the Fund if, as a result, more than 10% of the value of the Fund's total assets would be committed to such transactions.


INVESTMENT LIMITATIONS

The Fund has adopted the following additional investment limitations which are fundamental policies of the Fund and may not be changed without shareholder approval. The Fund may not:

         (1) Pledge, mortgage or hypothecate its assets, except to secure indebtedness permitted to be incurred by the Fund. The deposit in escrow of securities in connection with the writing of put and call options, collateralized loans of securities and collateral arrangements with respect to margin for futures contracts are not deemed to be pledges or hypothecations for this purpose.

         (2) Borrow money, except that the Fund may enter into commitments to purchase securities in accordance with its investment program, including delayed-delivery and when-issued securities and reverse repurchase agreements, provided that the total amount of any such borrowing does not exceed 33 1/3% of the Fund's total assets.

         (3) Act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter for purpose of the Securities Act of 1933.

         (4) Purchase or sell real estate or any interest therein, except that the Fund may invest in securities issued or guaranteed by corporate or governmental entities secured by real estate or interests therein, such as mortgage pass-throughs and collateralized mortgage obligations, or issued by companies that invest in real estate or interests therein.

         (5) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

         (6) Issue senior securities except that (a) the Fund may engage in transactions that may result in the issuance of senior securities to the extent permitted under applicable regulations and interpretations of the Investment Company Act of 1940 ("1940 Act") or an exemptive order; (b) the Fund may acquire securities to the extent otherwise permitted by its investment policies, the acquisition of which may result in the issuance of a senior security, to the extent permitted under applicable regulations or interpretations of the 1940 Act; and
         (c) subject to the restrictions set forth above, the Fund may borrow money as authorized by the 1940 Act.

The Fund has adopted the following nonfundamental investment limitations that may be changed by the Trust's Board of Trustees (the "Board of Trustees") without shareholder approval. The Fund:

         (a) May borrow money for temporary or emergency purposes in an amount not exceeding 5% of the value of its total assets at the time when the loan is made; provided that any such temporary or emergency borrowings representing more than 5% of the Fund's total assets must be repaid before the Fund may make additional investments.

         (b) May not purchase securities on margin, except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities, but the Fund may make margin deposits in connection with permitted transactions in options, futures and options on futures.

         (c) May not invest in securities of another registered investment company except to the extent permitted by the 1940 Act.

         (d) May not invest in interests in oil or gas or interests in other mineral exploration or development programs.

         (e) May not invest in or hold securities of any issuer if officers and directors of the Trust or the Adviser, individually owning beneficially more than 1/2 of 1% of the securities of the issuer, in the aggregate own more than 5% of the issuer's securities.

         (f) May not invest in securities (other than fully-collateralized debt obligations) issued by companies that have conducted continuous operations for less than three years, including the operations of predecessors, unless guaranteed as to principal and interest by an issuer in whose securities the Fund could invest, if as a result, more than 5% of the value of the fund's total assets would be so invested.

         (g) May not invest more than 15% of its net assets in securities that are not readily marketable, including repurchase agreements maturing in more than seven days.

Except as required by the 1940 Act, whenever an amended or restated investment policy or limitation states a maximum percentage of the Fund's assets that may be invested, such percentage limitation will be determined immediately after and as a result of the acquisition of such security or other asset. Any subsequent change in values, assets or other circumstances will not be considered when determining whether the investment complies with the Fund's investment limitations. If the Fund were to invest in money market funds as described in limitation (c), it would indirectly incur its proportionate share of the advisory and other expenses of the money market fund.

FUNDAMENTAL POLICIES

Those policies of the Fund which are deemed to be fundamental may not be changed without the approval of the holders of a majority of the Fund's outstanding voting securities. A majority of the Fund's outstanding voting securities, as defined in the 1940 Act means the lesser of: (i) 67% of the shares of the Fund present or represented at a shareholders meeting at which the holders of more than 50% of the shares are present or represented or (ii) more than 50% of the outstanding shares of the Fund.

                               2. PERFORMANCE DATA

The Fund may quote performance in various ways. All performance information supplied by the Fund in advertising is historical and is not intended to indicate future returns. The Fund's net asset value, yield and total return will fluctuate in response to market conditions and other factors, and the value of Fund shares when redeemed may be more or less than their original cost.

The Fund's total return for the fiscal year ended March 31, 1997 was 1.40%. This figure represents unannualized total return for the nine month period June 30, 1996 through March 31, 1997. Total return for the twelve months ending March 31, 1997 was 3.0%. For the period beginning July 13, 1992 (the commencement of public operations) to March 31, 1997, the Fund's average annual total return was 10.92%.

In performance advertising the Fund may compare any of its performance information with data published by independent evaluators such as Morningstar, Lipper Analytical Services, Inc., IBC/Donoghue, Inc., CDA/Wiesenberger or other companies which track the investment performance of investment companies ("Fund Tracking Companies"). The Fund may also compare any of its performance information with the performance of recognized stock, bond and other indices, including but not limited to the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average, the Salomon Brothers Bond Index, the Shearson Lehman Bond Index, U.S. Treasury bonds, bills or notes and changes in the Consumer Price Index as published by the U.S. Department of Commerce. The Fund may refer to general market performances over past time periods such as those published by Ibbotson Associates. In addition, the Fund may refer in such materials to mutual fund performance rankings and other data published by Fund Tracking Companies. Performance advertising may also refer to discussions of the Fund and comparative mutual fund data and ratings reported in independent periodicals, such as newspapers and financial magazines.

TOTAL RETURN CALCULATIONS

The Fund may advertise total return. Total returns quoted in advertising reflect all aspects of the Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the Fund's net asset value per share over the period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual return of 7.18%, which is the steady annual rate that would equal 100% growth on a compounded basis in ten years. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that the performance is not constant over time but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of the Fund.

Average annual total return is calculated by finding the average annual compounded rates of return of a hypothetical investment, over such periods according to the following formula:

         P(1+T)n = ERV; where:

                  P = a  hypothetical  initial  payment of  $1,000;
                  T = average annual total return;
                  n = number of years; and
                  ERV = ending redeemable value (ERV is the value, at the end of the applicable period, of a hypothetical $1,000 payment made at the beginning of the applicable period.

In addition to average annual total returns, the Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns, yields, and other performance information may be quoted numerically or in a table, graph, or similar illustration.

Period total return is calculated according to the following formula:

         PT = (ERV/P-1); where:

                  PT = period total return;
                  The other definitions are the same as in average annual total return above.

                                  3. MANAGEMENT

The trustees and officers of the Trust and their principal occupations during the past five years are set forth below. Each Trustee who is an "interested person" (as defined by the 1940 Act) of the Trust is indicated by an asterisk.

The trustees and officers of the Trust and their principal occupations during the past five years are set forth below. Each Trustee who is an "interested person" (as defined by the 1940 Act) of the Trust is indicated by an asterisk.


John Y. Keffer,* Chairman and President (age 55)


          President and Director, Forum Financial Services, Inc. (a registered broker-dealer), Forum Administrative Services, LLC (a mutual fund administrator), Forum Financial Corp. (a registered transfer agent) and Forum Advisors, Inc. (a registered investment adviser). Mr. Keffer is a Trustee and/or officer of various registered investment companies for which Forum Administrative Services, LLC serves as manager or administrator and for which Forum Financial Services, Inc. serves as distributor. His address is Two Portland Square, Portland, Maine 04101.

Costas Azariadis, Trustee (age 53)

          Professor of Economics, University of California, Los Angeles, since July 1992. Prior thereto, Dr. Azariadis was Professor of Economics at the University of Pennsylvania. His address is Department of Economics, University of California, Los Angeles, 405 Hilgard Avenue, Los Angeles, California 90024.

James C. Cheng, Trustee (age 54)

          President of Technology Marketing Associates (a marketing consulting company) since September 1991. Prior thereto, Mr. Cheng was President and Chief Executive Officer of Network Dynamics, Incorporated (a software development company). His address is 27 Temple Street, Belmont, Massachusetts 02178.

J. Michael Parish, Trustee (age 53)

          Partner at the law firm of Winthrop Stimson Putnam & Roberts since 1989. Prior thereto, he was a partner at LeBoeuf, Lamb, Leiby & MacRae, a law firm of which he was a member from 1974 to 1989. His address is 40 Wall Street, New York, New York 10005.

Mark D. Kaplan, Vice President, Assistant Treasurer and Assistant Secretary (age 41)

          Managing Director at Forum Financial Services, Inc. since September 1995. Prior thereto, Mr. Kaplan was Managing Director and Director of Research at H.M. Payson & Co. His address is Two Portland Square, Portland, Maine 04101.

David I. Goldstein, Secretary (age 35)

          Counsel, Forum Financial Services, Inc., with which he has been associated since 1991. Prior thereto, Mr. Goldstein was associated with the law firm of Kirkpatrick & Lockhart. Mr. Goldstein is also Secretary or Assistant Secretary of various registered investment companies for which Forum Administrative Services, LLC or Forum Financial Services, Inc. serves as manager, administrator and/or distributor. His address is Two Portland Square, Portland, Maine 04101.


Max Berueffy, Assistant Secretary (age 46)


         Counsel, Forum Financial Services, Inc., with which he has been associated since 1994. Prior thereto, Mr. Berueffy was on the staff of the U.S. Securities and Exchange Commission for seven years, first in the appellate branch of the Office of the General Counsel, then as a counsel to Commissioner Grundfest and finally as a senior special counsel in the Division of Investment Management. Mr. Berueffy is also Secretary or Assistant Secretary of various registered investment companies for which Forum Administrative Services, LLC or Forum Financial Services, Inc. serves as manager, administrator and/or distributor. His address is Two Portland Square, Portland, Maine 04101.

Cheryl O. Tumlin, Assistant Secretary (age 31)

         Assistant Counsel, Forum Financial Services, Inc., with which she has been associated since July 1996. Prior thereto, Ms. Tumlin was on the staff of the U.S. Securities and Exchange Commission as an attorney in the Division of Market Regulation and prior thereto Ms. Tumlin was an associate with the law firm of Robinson Silverman Pearce Aronsohn & Berman in New York, New York. Ms. Tumlin is also Assistant Secretary of various registered investment companies for which Forum Administrative Services, LLC or Forum Financial Services, Inc. serves as manager, administrator and/or distributor. Her address is Two Portland Square, Portland, Maine 04101.

M. Paige Turney, Assistant Secretary (age 28).

          Fund Administrator, Forum Financial Services, Inc., with which she has been associated since 1995. Ms. Turney was employed from 1992 as a Senior Fund Accountant with First Data Corporation in Boston,
          Massachusetts. Ms. Turney is also Assistant Secretary of various registered investment companies for which Forum Administrative Services, LLC or Forum Financial Services, Inc. serves as manager, administrator and/or distributor. Prior thereto she was a student at Montana State University Her address is Two Portland Square, Portland, Maine 04101.

TRUSTEE COMPENSATION. Each Trustee of the Trust (other than John Y. Keffer, who is an interested person of the Trust) is paid $1,000 for each Board meeting attended (whether in person or by electronic communication) and is paid $1,000 for each committee meeting attended on a date when a Board meeting is not held. As of March 31, 1997, in addition to $1,000 for each Board meeting attended, each Trustee receives $100 per active portfolio of the Trust. To the extent a meeting relates to only certain portfolios of the Trust, Trustees are paid the $100 fee only with respect to those portfolios. Trustees are also reimbursed for travel and related expenses incurred in attending meetings of the Board. No officer of the Trust is compensated by the Trust.

The following table provides the aggregate compensation paid to each Trustee. The Trust has not adopted any form of retirement plan covering Trustees or officers. Information is presented for the fiscal year ended March 31, 1997.

                                                           Accrued           Annual
                                        Aggregate          Pension        Benefits Upon       Total
         Trustee                      Compensation        Benefits         Retirement      Compensation
         -------                      ------------        --------         ----------      ------------
         Mr. Keffer                       None              None              None             None
         Mr. Azariadis                   $4,000             None              None            $4,000
         Mr. Cheng                       $4,000             None              None            $4,000
         Mr. Parish                      $4,000             None              None            $4,000

THE INVESTMENT ADVISER

Pursuant to an investment advisory agreement with the Trust (the "Advisory Agreement"), the Fund's investment adviser, Oak Hall Capital Advisors, L.P. furnishes at its own expense all services, facilities and personnel necessary in connection with managing the Fund's investments and effecting portfolio transactions for the Fund. The Advisory Agreement will remain in effect for a period of twelve months from the date of its effectiveness and will continue in effect thereafter only if its continuance is specifically approved at least annually by the Board of Trustees or by vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Advisory Agreement.

The Advisory Agreement is terminable without penalty by the Trust with respect to the Fund on 60 days' written notice when authorized either by vote of its shareholders or by a vote of a majority of the Board of Trustees, or by the Adviser on 60 days' written notice to the Trust, and will automatically terminate in the event of its assignment. The Advisory Agreement also provides that, with respect to the Fund, the Adviser shall not be liable for any error of judgment or mistake of law or for any act or omission in the performance of its duties to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Advisory Agreement.

The Advisory Agreement provides that the Adviser may render services to others. In addition to receiving its advisory fee from the Fund of 0.75% of the Fund's average daily net assets, the Adviser may also act and be compensated as investment manager for its clients with respect to assets which are invested in the Fund. In some instances the Adviser may elect to credit against any investment management fee received from a client who is also a shareholder in the Fund an amount equal to all or a portion of the fees received by the Adviser or any affiliate of the Adviser from the Fund with respect to the client's assets invested in the Fund.

The following table shows the dollar amount of fees payable under the Investment Advisory Agreement between the Fund and Oak Hall Capital Advisors, L.P., the amount of fee that was waived by the Adviser, if any, and the actual fee received by the Adviser. The data is for the past three fiscal years.

                                                     Advisory Fee         Advisory Fee      Advisory Fee
                                                        Payable              Waived           Retained
                                                        -------              ------           --------
Oak Hall Equity Fund
     Year Ended March 31, 1997                            $54,263             $54,263                $0
     Year Ended June 30, 1996                             110,257              64,502            45,755
     Year Ended June 30, 1995                             194,367                   0           194,367

ADMINISTRATION

Pursuant to an Administration Agreement approved by the Board of Trustees on June 19, 1997, Forum Administrative Services, LLC ("FAS") supervises the overall management of the Trust (which includes, among other responsibilities, negotiation of contracts and fees with, and monitoring of performance and billing of, the transfer agent, fund accountant and custodian and arranging for maintenance of books and records of the Trust). FAS also provides persons satisfactory to the Board of Trustees to serve as officers of the Trust. Those officers, as well as certain other employees and Trustees of the Trust, may be directors, officers or employees of (and persons providing services to the Trust may include) FAS, the Adviser or their respective affiliates. In addition, under the Agreement, FAS is directly responsible for managing the Trust's regulatory and legal compliance and overseeing the preparation of its registration statement.

Until May 31, 1994, Stone Bridge Trust Company ("SBTC"), as administrator, and FFSI, as sub-administrator, supervised the overall management of the Fund, which was then a series of The Stone Bridge Funds, Inc., a registered management investment company (the "Company"), including the administrative duties described above, pursuant to a Co-Administration Agreement and a Distribution and Administration Agreement, respectively. Effective June 1, 1994, the Company entered into an Administration and Distribution Agreement with FFSI under which FFSI provided the administration and distribution services it has provided since the Fund's inception and assumed the administrative responsibilities formerly performed by SBTC. As of November 25, 1996, administrative services were provided to the Fund pursuant to a Management and Distribution Agreement between the Trust and FFSI. Effective June 19, 1997, administrative services are provided by FAS under the current Administration Agreement with the Trust.

For the fiscal years ending March 31, 1997 and June 30, 1996 and 1995, the fees under the former Administration and Distribution Agreement and Management and Distribution Agreement were $18,088, $36,752 and $75,871, respectively.

DISTRIBUTION

FFSI acts as distributor of the Fund's shares pursuant to a Distribution Agreement with the Trust approved by the Board on June 19, 1997 (the "Distribution Agreement"). The Distribution Agreement will remain in effect for a period of twelve months from the date of its effectiveness and will continue in effect thereafter only if its continuance is specifically approved at least annually by the Board of Trustees or by the shareholders and, in either case, by a majority of the Trustees who are not parties to the agreement or interested persons of any such party and do not have any direct or indirect financial interest in the Distribution Agreement.

The Distribution Agreement terminates automatically if it is assigned and may be terminated without penalty with respect to the Fund by vote of the Fund's shareholders or by either party to the agreement on 60 days' written notice to the Trust. The Distribution Agreement also provides that FFSI shall not be liable for any error of judgment or mistake of law or for any act or omission in the administration or management of the Trust, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Distribution Agreement.


On December 5, 1997, the Board of Trustees terminated a distribution plan previously adopted by the Board of Trustees in accordance with Rule 12b-1 under the 1940 Act ("Plan"). The Plan required the Trust and FFSI to prepare, at least quarterly, written reports setting forth all amounts expended for distribution purposes by FFSI pursuant to the Plan and identifying the distribution activities for which those expenditures were made. For the fiscal year ended March 31, 1997, $1,184.01 was expended pursuant to the Plan for the printing and mailing of prospectuses to other than current shareholders of the Fund and $61.77 was expended in telephone charges related to prospective investors.

TRANSFER AGENT AND FUND ACCOUNTANT

Forum Financial Corp. (the "Transfer Agent") acts as transfer agent and dividend disbursing agent of the Trust pursuant to a Transfer Agency Agreement. For its services, the Transfer Agent receives with respect to the Fund an annual fee of $12,000 plus $25 per shareholder account. Pursuant to a Fund Accounting Agreement, Forum Accounting Services, LLC ("FAcS") provides the Fund with portfolio accounting, including the calculation of the Fund's net asset value. For these services, FAcS receives with respect to the Fund an annual fee of $36,000 plus certain surcharges based upon the amount and type of the Fund's portfolio transactions and positions.


Both the Transfer Agency Agreement and Fund Accounting Agreement were approved by the Board of Trustees, including a majority of the Trustees who are not parties to the respective agreements or interested persons of any such party, at a meeting called for the purpose of voting on the respective agreements. Each of these agreements will remain in effect for a period of one year and will continue in effect thereafter only if its continuance is specifically approved at least annually by the Board of Trustees or by a vote of the shareholders and in either case by a majority of the Trustees who are not parties to the respective agreement or interested persons of any such party, at a meeting called for the purpose of voting on the respective agreement.

EXPENSES

Subject to the obligations of the Adviser to reimburse the Trust for its excess expenses as described in the Prospectus, the Trust has, under the Advisory Agreement, confirmed its obligation to pay all its other expenses.

The Trust's expenses include: interest charges, taxes, brokerage fees and commissions; certain insurance premiums; fees, interest charges and expenses of the Trust's custodian and transfer agent; fees of pricing, interest, dividend, credit and other reporting services; costs of membership in trade associations; telecommunications expenses; funds transmission expenses; auditing, legal and compliance expenses; costs of forming the Trust and maintaining corporate existence; costs of preparing and printing the Trust's prospectuses, statements of additional information and shareholder reports and delivering them to existing shareholders; costs of maintaining books and accounts; costs of reproduction, stationery and supplies; compensation of the Trust's trustees; compensation of the Trust's officers and employees who are not employees of the Adviser, FAS or their respective affiliates and costs of other personnel performing services for the Trust; costs of corporate meetings; Securities and Exchange Commission registration fees and related expenses; state securities laws registration fees and related expenses; the fees payable under the Advisory Agreement, the Administration Agreement and the Distribution and Sub-Administration Agreement; and any fees and expenses payable pursuant to the Plan.

OTHER INFORMATION

As of December 31, 1997 the officers and directors of the Trust owned as a group owned less than 1% of the outstanding shares of the Fund. Also as of that date, the following persons owned of record 5% or more of the outstanding shares of the Fund:

Shareholder                      Percentage
-----------                      ----------
Maryann Wolf                       11.34%
55 Central Park West
New York, NY  10023

Simeon Gold and                     7.71%
Heide Gold JT Ten
136 East 76th Street
New York, NY  10021

                       4. DETERMINATION OF NET ASSET VALUE


The Trust determines the net asset value per share of the Fund as of the close of regular trading (normally 4:00 p.m. Eastern time) on the New York Stock Exchange ("NYSE") on each day the New York Stock Exchange is open for trading. The NYSE is normally closed on the following holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

                            5. PORTFOLIO TRANSACTIONS


The Fund generally purchases and sells securities through brokers who charge commissions. Allocations of transactions to brokers and dealers and the frequency of transactions are determined by the Adviser in its best judgment and in a manner deemed to be in the best interest of shareholders of the Fund rather than by any formula. The primary consideration is prompt execution of orders in an effective manner and at the most favorable price available to the Fund.


The Fund may not always pay the lowest commission or spread available. Rather, in determining the amount of commission, including certain dealer spreads, paid in connection with Fund transactions, the Adviser takes into account such factors as size of the order, difficulty of execution, efficiency of the executing broker's facilities (including the services described below) and any risk assumed by the executing broker. The Adviser may also take into account payments made by brokers effecting transactions for the Fund (i) to the Fund or
(ii) to other persons on behalf of the Fund for services provided to it for which it would be obligated to pay.

In addition, the Adviser may give consideration to research services furnished by brokers to the Adviser for its use and may cause the Fund to pay these brokers a higher amount of commission than may be charged by other brokers. Such research and analysis may be used by the Adviser in connection with services to clients other than the Fund, and the Adviser's fee is not reduced by reason of the Adviser's receipt of the research services.

Investment decisions for the Fund will be made independently from those for any other account or investment company that is or may in the future become managed by the Adviser or its affiliates. If, however, the Fund and other investment companies or accounts managed by the Adviser are contemporaneously engaged in the purchase or sale of the same security, the transactions may be averaged as to price and allocated equitably to each account. In some cases, this policy might adversely affect the price paid or received by the Fund or the size of the position obtainable for the Fund. In addition, when purchases or sales of the same security for the Fund and for other investment companies and accounts managed by the Adviser occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

The Fund contemplates that, consistent with the policy of obtaining best net results, brokerage transactions may be conducted through the Adviser's affiliates, affiliates of those persons or Forum. The Advisory Agreement authorizes the Adviser to so execute trades. The Board of Trustees has adopted procedures in conformity with applicable rules under the Investment Company Act to ensure that all brokerage commissions paid to these persons are reasonable and fair. For the Trust's fiscal years ended March 31, 1997, and June 30, 1996 and 1995 the aggregate brokerage commissions incurred by the Fund were $66,316, $198,598 and $450,930, respectively, of which 0%, 5.1% and 11.37% ($0, $10,095 and $51,250), respectively, was paid to American Securities Corporation, an affiliate of the Adviser. During those periods, approximately 0%, 4.67% and 5.66%, respectively, of the total dollar amount of transactions by the Fund involving the payment of commissions were effected through American Securities Corporation.

                                  6. CUSTODIAN

Pursuant to a Custodian Agreement (the "Custodian Agreement"), The First National Bank of Boston, P.O. Box 1959, Boston, Massachusetts, 02105, acts as the custodian of the Funds' assets. The custodian's responsibilities include safeguarding and controlling the Fund's cash and securities, determining income and collecting interest on Fund investments. The Fund's custodian employs foreign subcustodians to provide custody of the Fund's foreign assets in accordance with applicable regulations. The custodian is paid a fee at an annual rate of 0.02% of the first $100 million of the average daily net assets of the Fund, 0.015% on the next $100 million of the average daily net assets of the Fund and . 01% of the average daily net assets over $200 million, and certain transaction fees.

                7. ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Shares of the Fund are sold on a continuous basis by FFSI at the net asset value next determined without any sales charge. As of March 31, 1997, the Fund's net asset value was $13.80.

Proceeds of redemptions normally are paid in cash. However, payments may be made wholly or partly in portfolio securities if the Board of Trustees determines economic conditions exist which would make payment in cash detrimental to the best interests of the Fund. If payment for shares redeemed is made wholly or partly in portfolio securities, brokerage costs may be incurred by the shareholder in converting the securities to cash. The Trust has filed an election with the Securities and Exchange Commission pursuant to which the Fund may only effect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of the Fund's total net assets, whichever is less, during any 90-day period.

In addition to the situations described in the Prospectus under "Purchases and Redemptions of Shares," the Trust may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to the Fund's shares as provided in the Prospectus from time to time.

Shareholders' rights of redemption may not be suspended, except (i) for any period during which the New York Stock Exchange, Inc. is closed (other than customary weekend and holiday closings) or during which the Securities and Exchange Commission determines that trading thereon is restricted, (ii) for any period during which an emergency (as determined by the Securities and Exchange Commission) exists as a result of which disposal by the Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or
(iii) for such other period as the Securities and Exchange Commission may by order permit for the protection of the shareholders of the Fund.

Fund shares are normally issued for cash only. In the Adviser's discretion, however, the Fund may accept portfolio securities that meet the investment objective and policies of the Fund as payment for Fund shares. The Fund will only accept securities that (i) are not restricted as to transfer either by law or liquidity of market and (ii) have a value which is readily ascertainable (and not established only by valuation procedures).

                                   8. TAXATION

The Fund intends for each taxable year to qualify for tax treatment as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. Such qualification does not, of course, involve governmental supervision of management or investment practices or policies. Investors should consult their own counsel for a complete understanding of the requirements the Fund must meet to qualify for such treatment. The information set forth in the Prospectus and the following discussion relate solely to Federal income taxes on dividends and distributions by the Fund and assumes that the Fund qualifies as a regulated investment company. Investors should consult their own counsel for further details and for the application of state and local tax laws to his or her particular situation.

A portion of the dividends paid out of the Fund's net ordinary income may be eligible for the dividends received deduction allowed to corporations.

For federal income tax purposes, gains and losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues interest or other receivable or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities are treated as ordinary income or ordinary loss. Similarly, gains or losses from the disposition of foreign currencies, from the disposition of debt securities denominated in a foreign currency, or from the disposition of a forward contract denominated in a foreign currency which are attributable to fluctuations in the value of the foreign currency between the date of acquisition of the asset and the date of disposition also are treated as ordinary gain or loss.

For federal income tax purposes, when equity or over-the-counter put and call options which the Fund has purchased or sold or expire unexercised, the premiums paid by the Fund give rise to short or long-term capital losses at the time of sale or expiration (depending on the Fund's holding period with respect to the put or call). When put and call options written by the Fund expire unexercised, the premiums received by the Fund give rise to short-term capital gains at the time of expiration. When the Fund exercises a call, the purchase price of the security purchased is increased by the amount of the premium paid by the Fund. When the Fund exercises a put, the proceeds from the sale of the related security are decreased by the premium paid. When a put or call written by the Fund is exercised, the purchase price (selling price in the case of a call) of the security is decreased (increased in the case of a call) for tax purposes by the premium received. There may be short or long term gains and losses associated with closing purchase or sale transactions.

In addition, the use of certain hedging strategies such as writing and purchasing options, futures contracts and options on futures contracts, and entering into foreign currency forward contracts and other foreign instruments, involves complex rules that will determine for income tax purposes the character and timing of recognition of income received in connection therewith.

                                9. OTHER MATTERS

COUNSEL AND AUDITORS

Legal matters in connection with the issuance of shares of stock of the Trust are passed upon by Seward & Kissel, 1200 G. Street, NW, Washington, DC 20005.

Deloitte & Touche, LLP, 125 Summer Street, Boston, Massachusetts, 02110, independent auditors, have been selected as auditors for the Trust.

FINANCIAL STATEMENTS


The audited financial statements of the Fund for the fiscal year ended March 31, 1997 (included in the Annual Report to Shareholders) are delivered along with this Statement of Additional Information and are incorporated herein by reference. In addition, the unaudited financial statements of the Fund for the semi-annual period ended September 30, 1997 (included in the Fund's Semi-Annual Report) are delivered along with this SAI and are incorporated herein by reference.

                                   APPENDIX A

                        DESCRIPTION OF SECURITIES RATINGS


CORPORATE BONDS (INCLUDING CONVERTIBLE DEBT)

         (A)  MOODY'S INVESTORS SERVICE, INC. ("MOODY'S")

         Moody's rates corporate bond issues, including convertible debt issues, as follows:

         Bonds which are rated Aaa are judged by Moody's to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

         Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payment and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments of or maintenance of other terms of the contract over any long period of time may be small.

         Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Those bonds in the Aa, A, Baa, Ba or B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1, Ba1, and B1.

         (B)  STANDARD & POOR'S CORPORATION ("S&P")

         S&P rates corporate bond issues, including convertible debt issues, as follows:

         Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

         Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt rated in higher rated categories.

         Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas, they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Bonds rated `BB' have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

         Bonds rated `B' have a greater vulnerability to default but currently have the capacity to meet interest payments and principal payments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

         Bonds rated `CCC' have currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

         The `C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued. The rating `Cl' is reserved for income bonds on which no interest is being paid.

         Bonds are rated D when the issue is in payment default, or the obligor has filed for bankruptcy. Bonds rated `D' are in payment default. The `D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will made during such grace period. The `D' rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

         Note: The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show the relative standing within the rating category.

PREFERRED STOCK

         (A)  MOODY'S

         Moody's rates preferred stock issues as follows:

         An issue which is rated aaa is a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment among preferred stock issues.

         An issue which is rated "aa" is a high-grade preferred stock. This rating indicates that there is a reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

         An issue which is rated "a" is an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the aaa and aa classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

         An issue which is rated "baa" is a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

         An issue which is rated "ba" has speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

         An issue which is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

         An issue which is rated "caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

         An issue which is rated "ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payment.

         An issue which is rated "c" can be regarded as having extremely poor prospects of ever attaining any real investment standing. This is the lowest rated class of preferred or preference stock.

         (B)  STANDARD & POOR'S

         Standard & Poor's rates preferred stock issues as follows:

         "AAA" is the highest rating that is assigned by S&P to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

         A preferred stock issue rated "AA" also qualifies as a high-quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated "AAA."

         An issue rated "A" is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

         An issue rated "BBB" is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas if normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the "A" category.

         Preferred stock rated "BB," "B," and "CCC" are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. "BB" indicates the lowest degree of speculation and "CCC" the highest degree of speculation. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         The rating "CC" is reserved for a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying.

         A preferred stock rated "C" is a non-paying issue.

         A preferred stock rated "D" is a non-paying issue with the issuer in default on debt instruments.

         To provide more detailed indications of preferred stock quality, the ratings from "AA" to "B" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

SEMI-ANNUAL REPORT
- ------------------------------------------------------------------------------

Dear Shareholder:

For the six month period ended September 30, 1997, the Oak Hall Equity Fund was up 32%, which is equal to the performance of the Russell 2000. This period marks the emergence of small stocks from their long period of underperformance and is the first period in several years where the market has rotated from large capitalization, multi-national companies to more domestically-oriented, small capitalization issues. Over this same period, the Dow Jones Industrials were up 21% and the S&P 500 was up 25%, clearly lagging most small cap indices.

The reasons for this are many, but clearly large cap stocks had become very richly priced versus their growth rates, and intrinsic values within the small cap sector stood out starkly. Also, the weakening of the dollar versus most major currencies put a damper on multi-national earnings, causing investors to look at sectors and stocks where that risk was less palpable. Lastly, from a risk assessment point of view, as long term interest rates continued to decline, the relative attractiveness of small capitalization stocks became enhanced, and consequently funds flows moved toward that area.

During the period, we added a fair number of new stocks while also removing a good number. In two cases, Noble Drilling and Waban, the stocks had reached our target prices, and were sold. In the case of Caraustar and JLG Industries, our concerns about the strength in the sectors of the economy in which those companies operate caused us to reassess our investments. We initiated positions in Carmike Cinema, Cellular Technical Services, Cracker Barrel Old Store, Footstar, Gadzooks, Harte Hanks Communications, Hologics, and Inso. All of the stocks added reflect the Oak Hall Capital style-- companies which are out-of-favor with good balance sheets and a solid plan to get their operations back on track.

Looking forward, we are optimistic that small stocks will continue to outperform. Despite the lofty levels that most indices are trading at, we also feel that we will be able to continue to find the kind of investment ideas that have worked so well for us so far this year. The increasing volatility of the market, in general, and the hair-triggered response of disappointed "momentum" investors, have created many investment ideas--particularly in health care, retailing and technology. Provided that long term interest rates remain stable and inflation remains contained, we will continue to be optimistic about the U.S. stock market. Our value/contrarian style has served us in good stead over the past six months, and we remain very confident. As of the writing of this letter, many Asian and Latin American markets have fallen precipitously, which is a cause for concern. On the other hand, the U.S. market looks more like a "safe haven" than ever and small stocks should do well being insulated from many of those international issues.

If you have any questions or would like additional information, please call
(800) OAK HALL. We appreciate your decision to invest with our Oak Hall Equity Fund.

Edward Cimilluca, Portfolio Manager
John Morosani, Portfolio Manager
Oak Hall Capital Advisors, L.P.

- ------------------------------------------------------------------------------

- ------------------------------------------------------------------------------

OAK HALL-REGISTERED TRADEMARK- EQUITY FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 1997 (UNAUDITED)

- ------------------------------------------------------------------------------
- ------------------------------------------------------------------------------

                                              SECURITY
       SHARES                               DESCRIPTION                              VALUE
- --------------------------------------------------------------------------------  -----------
COMMON STOCKS (97.8%)
APPAREL & ACCESSORY STORES (3.7%)
               6,300 Claire's Stores, Inc........................................ $   140,932
               5,500 Gadzooks, Inc.(a)...........................................     115,500
                                                                                  -----------
                                                                                      256,432
                                                                                  -----------
BUSINESS SERVICES (12.0%)
              10,300 Advo, Inc.(a)...............................................     187,975
              22,000 Cellular Technical Services Co.(a)..........................     127,876
              13,700 Inso Corp.(a)...............................................     171,250
              18,800 Wonderware Corp.(a).........................................     345,452
                                                                                  -----------
                                                                                      832,553
                                                                                  -----------
CHEMICALS & ALLIED PRODUCTS (2.3%)
              10,200 Perrigo Co.(a)..............................................     160,650
                                                                                  -----------
COMMUNICATIONS (3.6%)
              15,800 Vanguard Cellular Systems, Inc.(a)..........................     248,850
                                                                                  -----------
EATING & DRINKING PLACES (8.9%)
               3,200 Cracker Barrel Old Country
                     Store, Inc.................................................      103,601
               9,100 Lone Star Steakhouse & Saloon, Inc.(a)......................     189,964
               6,600 Outback Steakhouse, Inc.(a).................................     182,325
              14,700 Rare Hospitality International, Inc.(a).....................     141,489
                                                                                  -----------
                                                                                      617,379
                                                                                  -----------
ELECTRIC, GAS, & SANITARY SERVICES (2.7%)
               5,500 KeySpan Energy Corp.........................................     183,565
                                                                                  -----------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT (2.7%)
               5,300 Teleflex, Inc...............................................     183,513
                                                                                  -----------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT &
 RELATED SERVICES (1.4%)
               6,100 American Oncology Resources, Inc.(a)........................      98,363
                                                                                  -----------
HEALTH SERVICES (4.8%)
              29,900 Physician Reliance Network, Inc.(a).........................     332,641
                                                                                  -----------
HOME FURNITURE, FURNISHINGS & EQUIPMENT
 STORES (3.3%)
              29,600 The Bombay Co., Inc.(a).....................................     227,551
                                                                                  -----------
INDUSTRIAL & COMMERCIAL MACHINERY (5.9%)
               7,500 Greenfield Industries.......................................     215,625
               5,300 Pentair, Inc................................................     195,439
                                                                                  -----------
                                                                                      411,064
                                                                                  -----------
INSURANCE AGENTS, BROKERS, & SERVICES (2.5%)
               5,700 E.W. Blanch Holdings, Inc...................................     176,344
                                                                                  -----------

                                              SECURITY
       SHARES                               DESCRIPTION                              VALUE
- --------------------------------------------------------------------------------  -----------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE (3.3%)
              12,100 Champion Enterprises, Inc.(a)............................... $   231,415
                                                                                  -----------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (2.6%)
               6,400 Hologic, Inc.(a)............................................     179,601
                                                                                  -----------
MOTION PICTURES (1.8%)
               4,100 Carmike Cinemas, Inc.(a)....................................     123,000
                                                                                  -----------
OIL (1.8%)
              25,900 Southern Pacific Petroleum NL(a)............................     127,881
                                                                                  -----------
OIL & GAS EXTRACTION (10.2%)
              52,800 Abacan Resource Corp.(a)....................................     165,003
              13,300 Snyder Oil Corp.............................................     301,745
               6,600 Suncor, Inc.................................................     242,550
                                                                                  -----------
                                                                                      709,298
                                                                                  -----------
PRINTING & PUBLICATIONS (6.0%)
               4,300 Belo (A.H.) Corp............................................     208,550
               6,300 Harte-Hanks Communications, Inc.............................     207,508
                                                                                  -----------
                                                                                      416,058
                                                                                  -----------
REAL ESTATE INVESTMENT (2.5%)
               7,400 Ocwen Asset Investment Corp.................................     170,200
                                                                                  -----------
RETAIL SALES (5.5%)
               5,300 Footstar, Inc(a)............................................     142,769
               9,300 Zale Corp.(a)...............................................     241,219
                                                                                  -----------
                                                                                      383,988
                                                                                  -----------
SAVINGS INSTITUTION, FEDERALLY CHARTERED (1.9%)
               6,300 Dime Bancorp, Inc...........................................     131,907
                                                                                  -----------
TEXTILE MILL PRODUCTS (3.0%)
               7,700 Mohawk Industries, Inc.(a)..................................     210,789
                                                                                  -----------
TRANSPORTATION EQUIPMENT (3.0%)
               8,000 Avondale Industries, Inc.(a)................................     211,001
                                                                                  -----------
WHOLESALE TRADE-DURABLE GOODS (2.4%)
              10,700 Heilig-Meyers Co............................................     164,514
                                                                                  -----------
TOTAL COMMON STOCKS (COST $5,435,645) ..........................................    6,788,557
                                                                                  -----------
SHORT-TERM HOLDINGS (2.2%)
             149,254 Boston 1784 Institutional U.S. Treasury Money Market Fund...     149,254
                                                                                  -----------
TOTAL SHORT-TERM HOLDINGS (COST $149,254) ......................................      149,254
                                                                                  -----------
TOTAL INVESTMENTS (100.0%) (COST $5,584,899) ...................................  $ 6,937,811
                                                                                  -----------
                                                                                  -----------

(a) Non-income producing security.

- ------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.             FORUM FUNDS-REGISTERED TRADEMARK-

- ------------------------------------------------------------------------------

- ------------------------------------------------------------------------------

OAK HALL-REGISTERED TRADEMARK- EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1997 (UNAUDITED)

- ------------------------------------------------------------------------------
- ------------------------------------------------------------------------------

ASSETS:
    Investments (Note 2):
      Investments at cost.......................................................  $   5,584,899
      Net unrealized appreciation (depreciation)................................      1,352,912
                                                                                  -------------
        Total investments at value..............................................      6,937,811
    Cash........................................................................         32,975
    Interest, dividends and other receivables...................................            952
    Receivable from Adviser (Note 3)............................................         21,741
    Organization costs, net of amortization (Note 2)............................         21,083
                                                                                  -------------
Total assets....................................................................      7,014,562
                                                                                  -------------
LIABILITIES:
    Payable for securities purchased............................................         32,620
    Payable to related parties (Note 3).........................................          4,231
    Accrued fees and other expenses.............................................         28,137
                                                                                  -------------
Total liabilities...............................................................         64,988
                                                                                  -------------
NET ASSETS......................................................................  $   6,949,574
                                                                                  -------------
                                                                                  -------------

COMPONENTS OF NET ASSETS:
    Paid in capital.............................................................  $   6,571,660
    Undistributed net investment income (loss)..................................        (48,412)
    Unrealized appreciation (depreciation) on investments.......................      1,352,912
    Accumulated net realized gain (loss)........................................       (926,586)
                                                                                  -------------
NET ASSETS......................................................................  $   6,949,574
                                                                                  -------------
                                                                                  -------------
SHARES OF BENEFICIAL INTEREST...................................................        382,445
                                                                                  -------------
                                                                                  -------------
NET ASSET VALUE (OFFERING AND REDEMPTION PRICE PER SHARE).......................  $       18.17
                                                                                  -------------
                                                                                  -------------

- ------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.             FORUM FUNDS-REGISTERED TRADEMARK-

- ------------------------------------------------------------------------------

- ------------------------------------------------------------------------------

OAK HALL-REGISTERED TRADEMARK- EQUITY FUND
STATEMENT OF OPERATIONS

- ------------------------------------------------------------------------------
- ------------------------------------------------------------------------------

                                                                                 SIX MONTHS
                                                                                    ENDED
                                                                                SEPTEMBER 30,
                                                                                    1997
                                                                                 (UNAUDITED)
                                                                               ---------------
INVESTMENT INCOME:
    Dividend income..........................................................  $       17,617
                                                                               ---------------
EXPENSES:
    Investment advisory (Note 3).............................................          24,812
    Administration (Note 3)..................................................           8,270
    Transfer agent (Note 3)..................................................           9,425
    Custody..................................................................           3,332
    Accounting (Note 3)......................................................          20,000
    Audit....................................................................           8,750
    Directors................................................................             560
    Directors' and officers' insurance.......................................           2,260
    Legal....................................................................           1,563
    Amortization of organization costs (Note 2)..............................           2,789
    Registration.............................................................           5,776
    Reporting................................................................           1,600
    Miscellaneous............................................................           1,704
                                                                               ---------------
Total expenses...............................................................          90,841
    Fees waived (Note 3).....................................................         (24,812)
                                                                               ---------------
Net expenses.................................................................          66,029
                                                                               ---------------
NET INVESTMENT INCOME (LOSS).................................................         (48,412)
                                                                               ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized gain (loss) on investments sold.............................         418,538
    Net change in unrealized appreciation (depreciation) on investments......       1,381,355
                                                                               ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS.......................       1,799,893
                                                                               ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS..............  $    1,751,481
                                                                               ---------------
                                                                               ---------------

- ------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.             FORUM FUNDS-REGISTERED TRADEMARK-

- ------------------------------------------------------------------------------

- ------------------------------------------------------------------------------

OAK HALL-REGISTERED TRADEMARK- EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

- ------------------------------------------------------------------------------
- ------------------------------------------------------------------------------

                                                          SIX MONTHS
                                                            ENDED
                                                        SEPTEMBER 30,     NINE MONTHS
                                                             1997            ENDED          YEAR ENDED
                                                         (UNAUDITED)     MARCH 31, 1997   JUNE 30, 1996
                                                        --------------   --------------   --------------
NET ASSETS, Beginning of Period.......................  $   7,310,193    $  12,257,172    $  16,399,153
                                                        --------------   --------------   --------------
OPERATIONS:
    Net investment income (loss)......................        (48,412)         (81,451)        (167,927)
    Net realized gain (loss) on investments sold......        418,538        1,549,981        1,994,837
    Net change in unrealized appreciation
      (depreciation) on investments...................      1,381,355       (1,235,295)         982,857
                                                        --------------   --------------   --------------
      Net increase (decrease) in net assets resulting
        from operations...............................      1,751,481          233,235        2,809,767
                                                        --------------   --------------   --------------
CAPITAL SHARE TRANSACTIONS (a):
    Sale of shares....................................        464,060           77,336        2,632,932
    Redemption of shares..............................     (2,576,160)      (5,257,550)      (9,584,680)
                                                        --------------   --------------   --------------
      Net increase (decrease) from capital                 (2,112,100)      (5,180,214)      (6,951,748)
        transactions..................................
                                                        --------------   --------------   --------------
      Net increase (decrease).........................       (360,619)      (4,946,979)      (4,141,981)
                                                        --------------   --------------   --------------
NET ASSETS--End of Period (b).........................  $   6,949,574    $   7,310,193    $  12,257,172
                                                        --------------   --------------   --------------
                                                        --------------   --------------   --------------
(a)  Shares Issued (Redeemed)
       Sale of shares.................................         30,131            5,429          204,931
       Redemption of shares...........................       (177,272)        (376,722)        (751,248)
                                                        --------------   --------------   --------------
         Net increase (decrease) in shares............       (147,141)        (371,293)        (546,317)
                                                        --------------   --------------   --------------
                                                        --------------   --------------   --------------
(b)  Includes undistributed net investment income
       (loss) of:.....................................  $     (48,412)   $    --          $    --
                                                        --------------   --------------   --------------
                                                        --------------   --------------   --------------

- ------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.             FORUM FUNDS-REGISTERED TRADEMARK-

- ------------------------------------------------------------------------------

- ------------------------------------------------------------------------------

OAK HALL-REGISTERED TRADEMARK- EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 1997 (UNAUDITED)

- ------------------------------------------------------------------------------
- ------------------------------------------------------------------------------

NOTE 1.  ORGANIZATION

Forum Funds-Registered Trademark- (the "Trust") is an open-end management investment company organized as a Delaware business trust. The Trust currently has fourteen active investment portfolios. The Trust Instrument of the Trust authorizes each Fund to issue an unlimited number of shares of beneficial interest without par value. Included in this report is Oak
Hall-Registered Trademark- Equity Fund (the "Fund"), a diversified portfolio of the Trust that commenced operations on July 13, 1992.

Effective November 25, 1996, the Fund was reorganized as a series of the Trust. As a result of this reorganization, the Fund's fiscal year end changed from June 30 to March 31. See Note 5.

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates.

The following represent significant accounting policies of the Fund:

    SECURITY VALUATION--Securities held by the Fund for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services. If no sales are reported, the mean of the last bid and asked price is used. In the absence of readily available market quotations, securities are valued at fair value as determined by the Board of Trustees. Securities with a maturity of 60 days or less are valued at amortized cost.

    INTEREST AND DIVIDEND INCOME--Interest income is accrued as earned. Dividends on securities held by the Funds are recorded on the ex-dividend date.

    DISTRIBUTIONS TO SHAREHOLDERS--Distributions from net investment income and capital gain, if any, are declared and paid at least annually. Distributions are based on amounts calculated in accordance with applicable income tax regulations.

    ORGANIZATION COSTS--The costs incurred by the Fund in connection with its organization and registration of shares have been capitalized and are being amortized using the straight-line method over a five year period beginning with the commencement of the Fund's operations.

    FEDERAL TAXES--The Fund intends to qualify and continue to qualify each year as a regulated investment company and distribute all of its taxable income. In addition, by distributing in each calendar year

- ------------------------------------------------------------------------------

                                               FORUM FUNDS-REGISTERED TRADEMARK-

- ------------------------------------------------------------------------------

- ------------------------------------------------------------------------------

OAK HALL-REGISTERED TRADEMARK- EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 1997 (UNAUDITED)

- ------------------------------------------------------------------------------
- ------------------------------------------------------------------------------
    substantially all of its net investment income, capital gain and certain other amounts, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income tax provision is required.

    EXPENSE ALLOCATION--The Trust accounts separately for the assets and liabilities and operations of each Fund. Expenses that are directly attributable to more than one Fund are allocated among the respective Funds.

    REALIZED GAIN AND LOSS--Security transactions are accounted for on a trade date basis and realized gain and loss on investments sold are determined on the basis of identified cost.

NOTE 3.  ADVISORY, SERVICING FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The investment adviser to the Fund is Oak Hall-Registered Trademark- Capital Advisors, Inc. (the "Adviser"). Pursuant to an Investment Advisory Agreement, the Adviser receives an advisory fee from the Fund at an annual rate of 0.75% of the average daily net assets of the Fund. The Adviser has voluntarily waived a portion of their fees so that total expenses of the Fund would not exceed 2.00% of average net assets. For the six months ended September 30, 1997, the Adviser waived fees totaling $24,812.

Effective June 19, 1997, the administrator of the Fund is Forum Administrative Services, Limited Liability Company ("FAS"). FAS receives an administrative fee

                                     PART C
                                OTHER INFORMATION


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS.

(A)      FINANCIAL STATEMENTS.

Included in the Prospectus:

         Financial Highlights

Included in the Statement of Additional Information:


         Audited financial statements for the fiscal year ended March 31, 1997 including Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets, Notes to Financial Statements, Financial Highlights, Portfolio of Investments and Report of Independent Auditors were filed with the Securities and Exchange
         Commission via EDGAR for Oak Hall Equity Fund on June 6, 1997, accession number 0000912057-97-019699 pursuant to Rule 30b2-1 under the Investment Company Act of 1940, as amended, and incorporated herein by reference.

         Unaudited financial statements for the period ended September 30, 1997 including Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets, Notes to Financial Statements, Financial Highlights and Schedule of Investments were filed with the Securities and Exchange Commission via EDGAR for Oak Hall Equity Fund on December 8, 1997, accession number 0001047469-97-007068 pursuant to Rule 30b2-1 under the Investment Company Act of 1940, as amended, and incorporated herein by reference.



(b)      EXHIBITS.

NOTE: * INDICATES THAT THE EXHIBIT IS INCORPORATED HEREIN BY REFERENCE. ALL REFERENCES TO A POST-EFFECTIVE AMENDMENT ("PEA") OR PRE-EFFECTIVE AMENDMENT ("PREEA") ARE TO PEAS AND PREEAS TO REGISTRANT'S REGISTRATION STATEMENT ON FORM N-1A, FILE NO. 2-67052.

          (1)* Copy of the Trust Instrument of the Registrant dated August 29, 1995 (filed as Exhibit 1 to PEA No. 34 via EDGAR on May 9, 1996, accession number 0000912057-96-008780).

          (2)* Copy of By-Laws of the  Registrant  (filed as Exhibit  (2) to PEA
               No.   43  via   EDGAR  on  July  31,   1997,   accession   number
               0000912057-97-025707)

          (3)  None.

          (4) (a) Sections 2.04 and 2.06 of Registrant's Trust Instrument provide as follows:

                                    "SECTION 2.04 TRANSFER OF SHARES.  Except as
                           otherwise provided by the Trustees, Shares shall be transferable on the records of the Trust only by the record holder thereof or by his agent thereunto duly authorized in writing, upon delivery to the Trustees or the Trust's transfer agent of a duly executed instrument of transfer and such evidence of the genuineness of such execution and authorization and of such other matters as may be required by the Trustees. Upon such delivery the transfer shall be recorded on the register of the Trust. Until such record is made, the Shareholder of record shall be deemed to be the holder of such Shares for all purposes hereunder and neither the Trustees nor the Trust, nor any transfer agent or registrar nor any officer, employee or agent of the Trust shall be affected by any notice of the proposed transfer.

                                    "SECTION 2.06  ESTABLISHMENT OF SERIES.  The
                           Trust created hereby shall consist of one or more Series and separate and distinct records shall be maintained by the Trust for each Series and the assets associated with any such Series shall be held and accounted for separately from the assets of the Trust or any other Series. The Trustees shall have full power and authority, in their sole discretion, and without obtaining any prior authorization or vote of the Shareholders of any Series of the Trust, to establish and designate and to change in any manner any such Series of Shares or any classes of initial or additional Series and to fix such preferences, voting powers, rights and privileges of such Series or classes thereof as the Trustees may from time to time determine, to divide or combine the Shares or any Series or classes thereof into a greater or lesser number, to classify or reclassify any issued Shares or any Series or classes thereof into one or more Series or classes of Shares, and to take such other action with respect to the Shares as the Trustees may deem desirable. The establishment and designation of any Series shall be effective upon the adoption of a resolution by a majority of the Trustees setting forth such establishment and designation and the relative rights and preferences of the Shares of such Series. A Series may issue any number of Shares and need not issue shares. At any time that there are no Shares outstanding of any particular Series previously established and designated, the Trustees may by a majority vote abolish that Series and the establishment and designation thereof.

                                    "All  references  to  Shares  in this  Trust
                           Instrument shall be deemed to be Shares of any or all Series, or classes thereof, as the context may require. All provisions herein relating to the Trust shall apply equally to each Series of the Trust, and each class thereof, except as the context otherwise requires.

                                    "Each  Share of a Series of the Trust  shall
                           represent an equal beneficial interest in the net assets of such Series. Each holder of Shares of a
                           Series shall be entitled to receive his pro rata share of all distributions made with respect to such Series. Upon redemption of his Shares, such Shareholder shall be paid solely out of the funds and property of such Series of the Trust."

         (5)   (a)* Form of Investment Advisory Agreement between Registrant and
                    Forum Advisors, Inc. (filed as Exhibit 5(a) to PEA No. 33 via EDGAR on January 5, 1996, accession number 0000912057-96-000216).

               (b)* Form of Investment Advisory Agreement between Registrant and
                    H.M. Payson & Co. relating to the Payson Value Fund and the Payson Balanced Fund (filed as Exhibit 5(b) to PEA No. 33 via EDGAR on January 5, 1996, accession number 0000912057-96-000216).

               (c)* Investment  Advisory Agreement between Registrant and Quadra
                    Capital  Partners,  L.P. (filed as Exhibit (5)(c) to PEA No.
                    41 via EDGAR on December 31, 1996, accession number 0000912057-96-030646).

               (d)* Investment  Subadvisory  Agreement  between  Quadra  Capital
                    Partners, L.P. and Anhalt/O'Connell,  Inc. (filed as Exhibit
                    (5)(d) to PEA No. 41 via EDGAR on December 31, 1996, accession number 0000912057-96-030646).

               (e)* Investment  Subadvisory  Agreement  between  Quadra  Capital
                    Partners, L.P. and Carl Domino Associates, L.P. (filed as Exhibit (5)(e) to PEA No. 41 via EDGAR on December 31, 1996, accession number 0000912057-96-030646).

               (f)* Investment  Subadvisory  Agreement  between  Quadra  Capital
                    Partners, L.P. and McDonald Investment Management, Inc. (filed as Exhibit (5)(f) to PEA No. 41 via EDGAR on December 31, 1996, accession number 0000912057-96-030646).

               (g)* Investment  Subadvisory  Agreement  between  Quadra  Capital
                    Partners, L.P. and LM Capital Management, Inc. (filed as Exhibit (5)(g) to PEA No. 41 via EDGAR on December 31, 1996, accession number 0000912057-96-030646).

               (j)* Investment  Advisory  Agreement  between the  Registrant and
                    Austin Investment Management, Inc. (filed as Exhibit (5)(j) to PEA No. 43 via EDGAR on July 31, 1997, accession number 0000912057-97-025707).

               (k)* Investment Advisory Agreement between the Registrant and Oak
                    Hall Capital Advisors, Inc. (filed as Exhibit (5)(k) to PEA No. 43 via EDGAR on July 31, 1997, accession number 0000912057-97-025707).

               (l)* Investment   Advisory   Agreement   between   Norwest   Bank
                    Minnesota, N.A. and Core Trust (Delaware) relating to Index Portfolio (filed as Exhibit 5(a) to Amendment No. 5 the Registration Statement of Core Trust (Delarware), File No. 811-8858, via EDGAR on September 30, 1996, accession number 0000912057-96-021568).

               (m)* Investment   Advisory  Agreement  between  Schroder  Capital
                    Management International, Inc. and Schroder Capital Funds, relating to Schroder U.S. Smaller Companies Portfolio, International Equity Fund and Schroder Emerging Markets Fund Institutional Portfolio (filed as Exhibit 5 to Amendment No. 1 to the Registration Statement of Schroder Capital Funds, File No. 811-9130, via EDGAR on August 9, 1996, accesssion number 0000898432-96-000341.


               (n)* Form of  Investment  Advisory  Agreement  between Core Trust
                    (Delware) and Forum Investment Advisors, LLC relating to Treasury Portfolio, Treasury Cash Portfolio, Cash Portfolio, Government Cash Portfolio and Municipal Cash Portfolio (filed as Exhibit 5(n) to PEA No. 52 via EDGAR on November 24, 1997, accession number 0001047469-97-005953).


               (o)* Investment  Advisory Agreement between Core Trust (Delaware)
                    and Schroder Capital Management International, Inc. relating to International Portfolio (filed as Exhibit 5(b) to Amendment No. 5 to the Registration Statement of Core Trust (Delaware), File No. 811-8858, via EDGAR on September 30, 1996, accession number 0000912057-96-021568).

               (p) Investment Advisory Agreement between Registrant and Forum Investment Advisors, LLC, filed as Exhibit 5(p) to PEA No. 56 via EDGAR on December 31, 1997, accession number 0001004402-97-000281).


         (6)   (a)* Form of Selected  Dealer  Agreement  between Forum Financial
                    Services, Inc. and securities brokers (filed as Exhibit 6(c) to PEA 21).

               (b)* Form of Bank Affiliated  Selected Dealer  Agreement  between
                    Forum Financial Services,  Inc. and bank affiliates filed as
                    Exhibit 6(d) of PEA 21).

               (c)* Distribution   Agreement   between   Registrant   and  Forum
                    Financial Services, Inc. (filed as Exhibit 6(f) to PEA No. 43 via EDGAR on July 31, 1997, accession number 0000912057-97-025707).

         (7)      None.

         (8)   (a)* Form of Transfer  Agency  Agreement  between  Registrant and
                    Forum Financial Corp. (filed as Exhibit 8(a) to PEA No. 33 via EDGAR on January 5, 1996, accession number 0000912057-96-000216).

               (b)* Form of Custodian Agreement between Registrant and the First
                    National Bank of Boston (filed as Exhibit 8(b) to PEA No. 33 via EDGAR on January 5, 1996, accession number 0000912057-96-000216).

         (9)   (a)  Administration   Agreement  between   Registrant  and  Forum
                    Administrative  Services,  LLC (filed as Exhibit 6(e) to PEA
                    No.  43  via  EDGAR  on  July  31,  1997,  accession  number
                    0000912057-97-025707).

               (b) Shareholder Service Plan of Registrant relating to the Quadra Funds and Form of Shareholder Service Agreement relating to Quadra Funds (filed as Exhibit 9(b) to PEA No. 49 via EDGAR on November 5, 1997, accession number 0001004402-97-000163).


               (c) Form of Shareholder Service Plan of Registrant and Form of Shareholder Service Agreement relating to the Daily Assets Treasury Fund, Daily Assets Cash Fund, Daily Assets Government Fund, Daily Assets Tax-Exempt Fund and Daily Assets Treasury Obligations Fund (filed as Exhibit 9(c) to PEA No. 50 via EDGAR on November 12, 1997, accession no. 0001004402-97-000189).


          (10)*Opinion  of  Seward & Kissel  dated  January  5,  1996  (filed as
               Exhibit 10 of PEA No. 33 via EDGAR on January 5, 1996, accession number 0000912057-96-000216).


          (11) Consent of independent auditors.


          (12) None.

          (13)*Investment Representation letter of Reich & Tang, Inc. as original purchaser of shares of registrant (filed as Exhibit 13 to Registration Statement).

          (14)*Form of Disclosure Statement and Custodial Account Agreement applicable to individual retirement accounts (filed as Exhibit 14 of PEA No. 21).

          (15) (a)* Form of Rule 12b-1 Plan adopted by the Registrant  (filed as
                    Exhibit 15 of PEA No. 16).

               (b)* Rule 12b-1 Plan  adopted by the  Registrant  with respect to the Payson Value Fund and the Payson Balanced Fund (filed as
                    Exhibit 8(c) of PEA No. 20).

          (16) Schedule of Sample Performance Calculations (filed as Exhibit 16 to PEA No. 43 via EDGAR on July 31, 1997, accession number 0000912057-97-025707).


         Other Exhibits*:

               Powers of Attorney (filed as Exhibit 99 to PEA No. 34 via EDGAR on May 9, 1996, accession number 0000912057-96-008780).

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

         None.


ITEM 26. NUMBER OF HOLDERS OF SECURITIES AS OF DECEMBER 1, 1997


         TITLE OF CLASS                                    NUMBER OF HOLDERS

         Investors Bond Fund                                              74
         TaxSaver Bond Fund                                               48
         Daily Assets Cash Fund                                           15
         Daily Assets Treasury Fund                                       73
         Daily Assets Government Fund                                      0
         Daily Assets TaxSaver Fund                                        0
         Payson Value Fund                                               312
         Payson Balanced Fund                                            378
         Maine Municipal Bond Fund                                       387
         New Hampshire Bond Fund                                          78
         Austin Global Equity Fund                                        12
         Oak Hall Equity Fund                                            188
         Quadra Limited Maturity Treasury Fund                             4
         Quadra Value Equity Fund                                         16
         Quadra International Equity Fund                                 10
         Quadra Opportunistic Bond Fund                                    6


ITEM 27. INDEMNIFICATION.

     In accordance with Section 3803 of the Delaware Business Trust Act, SECTION
5.2 of the Registrant's Trust Instrument provides as follows:

         "5.2.    INDEMNIFICATION.

                  "(a)    Subject to the exceptions and limitations contained in
                  Section (b) below:

                           "(i) Every  Person who is, or has been,  a Trustee or
                  officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                           "(ii)  The  words  "claim,"   "action,"   "suit,"  or
                  "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

                  "(b)     No indemnification shall be  provided  hereunder to a
                  Covered Person:

                           "(i) Who shall  have been  adjudicated  by a court or
                  body before which the proceeding was brought (A) to be liable to the Trust or its Holders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Covered Person's office or (B) not to have acted in good faith in the reasonable belief that Covered Person's action was in the best interest of the Trust; or

                           "(ii) In the event of a settlement,  unless there has
                  been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Trustee's or officer's office,

                           "(A)     By  the  court  or  other body approving the
                           settlement;

                           "(B) By at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

                           "(C) By written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry);

                  provided, however, that any Holder may, by appropriate legal proceedings, challenge any such determination by the Trustees or by independent counsel.

                  "(c) The  rights of  indemnification  herein  provided  may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

                  "(d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 5.2 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 5.2; provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust is insured against losses arising out of any such advance payments or (c) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 5.2.

                  "(e) Conditional advancing of indemnification monies under this Section 5.2 for actions based upon the 1940 Act may be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement; (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds that amount which it is ultimately determined that he is entitled to receive from the Trust by reason of indemnification; and (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Trust without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Trust's disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

                  "(f) In case any Holder or former Holder of any Series shall be held to be personally liable solely by reason of the Holder or former Holder being or having been a Holder of that Series and not because of the Holder or former Holder acts or omissions or for some other reason, the Holder or former Holder (or the Holder or former Holder's heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Holder, assume the defense of any claim made against the Holder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series."

Paragraph 4 of each Investment Advisory Agreement provides in substance as follows:

         "4. We shall expect of you, and you will give us the benefit of, your best judgment and efforts in rendering these services to us, and we agree as an inducement to your undertaking these services that you shall not be liable hereunder for any mistake of judgment or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, you against any liability to us or and to our security holders to which you would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of your duties hereunder, or by reason of your reckless disregard of your obligations and duties hereunder."

Paragraphs 3(f) and (g) and paragraph 5 of the Management and Distribution Agreement provide as follows:

         "(f) We agree to indemnify, defend and hold you, your several officers and directors, and any person who controls you within the meaning of
         Section 15 of the Securities Act, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which you, your officers and directors or any such controlling person may incur, under the Securities Act, or under common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in our Registration Statement or Prospectus in effect from time to time under the Securities Act or arising out of or based upon any alleged omission to state a material fact required to be stated in either thereof or necessary to make the statements in either thereof not misleading; provided, however, that in no event shall anything contained in this paragraph 3(f) be so construed as to protect you against any liability to us or our security holders to which you would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of your duties, or by reason of your reckless disregard of your obligations and duties under this paragraph. Our agreement to indemnify you, your officers and directors and any such controlling person as aforesaid is expressly conditioned upon our being notified of any action brought against you, your officers and directors or any such controlling person, such notification to be given by letter or by telegram addressed to us at our principal office in New York, New York, and sent to us by the person against whom such action is brought within ten days after the summons or other first legal process shall have been served. The failure so to notify us of any such action shall not relieve us from any liability which we may have to the person against whom such action is brought by reason of any such alleged untrue statement or omission otherwise than on account of our indemnity agreement contained in this paragraph 3(f). We will be entitled to assume the defense of any suit brought to enforce any such claim, and to retain counsel of good standing chosen by us and approved by you. In the event we do elect to assume the defense of any such suit and retain counsel of good standing approved by you, the defendant or defendants in such suit shall bear the fees and expenses of any additional counsel retained by any of them; but in case we do not elect to assume the defense of any such suit, or in case you do not approve of counsel chosen by us, we will reimburse you or the controlling person or persons named as defendant or defendants in such suit, for the fees and expenses of any counsel retained by you or them. Our indemnification agreement contained in this paragraph 3(f) and our representations and warranties in this agreement shall remain operative and in full force and effect regardless of any investigation made by or on behalf of you, your officers and directors or any controlling person and shall survive the sale of any shares of our common stock made pursuant to subscriptions obtained by you. This agreement of indemnity will inure exclusively to your benefit, to the benefit of your successors and assigns, and to the benefit of your officers and directors and any controlling persons and their successors and assigns. We agree promptly to notify you of the commencement of any litigation or proceeding against us in connection with the issue and sale of any shares of our common stock.

         "(g) You agree to indemnify, defend and hold us, our several officers and directors, and person who controls us within the meaning of Section 15 of the Securities Act, free and harmless from and against any and all claims, demands, liabilities, and expenses (including the cost of investigating or defending such claims, demands or liabilities and any reasonable counsel fees incurred in connection therewith) which we, our officers or directors, or any such controlling person may incur under the Act or under common law or otherwise, but only to the extent that such liability, or expense incurred by us, our officers or directors or such controlling person resulting from such claims or demands shall arise out of or be based upon any alleged untrue statement of a material fact contained in information furnished in writing by you in your capacity as distributor to us for use in our Registration Statement or Prospectus in effect from time to time under the Act, or shall arise out of or be based upon any alleged omission to state a material fact in connection with such information required to be stated in the Registration Statement or Prospectus or necessary to make such information not misleading. Your agreement to indemnify us, our officers and directors, and any such controlling person as aforesaid is expressly conditioned upon your being notified of any action brought against us, our officers or directors or any such controlling person, such notification to be given by letter or telegram addressed to you at your principal office in New York, New York, and sent to you by the person against whom such action is brought, within ten days after the summons or other first legal process shall have been served. You shall have a right to control the defense of such action, with counsel of your own choosing, satisfactory to us, if such action is based solely upon such alleged misstatement or omission on your part, and in any other event you and we, our officers or directors or such controlling person shall each have the right to participate in the defense or preparation of the defense of any such action. The failure so to notify you of any such action shall not relieve you from any liability which you may have to us, to our officers or directors, or to such controlling person by reason of any such untrue statement or omission on your part otherwise than on account of your indemnity agreement contained in this paragraph 3(g).

         "5 We shall expect of you, and you will give us the benefit of, your best judgment and efforts in rendering these services to us, and we agree as an inducement to your undertaking these services that you shall not be liable hereunder for any mistake of judgment or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, you against any liability to us or to our security holders to which you would otherwise be subject by reason or willful misfeasance, bad faith or gross negligence in the performance of your duties hereunder, or by reason of your reckless disregard of your obligations and duties hereunder."


Section 9(a) of the Distribution Services Agreement provides:

         "The Company agrees to indemnify, defend and hold the Underwriter, and any person who controls the Underwriter within the meaning of Section 15 of the Securities Act, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the Underwriter or any such controlling person may incur, under the Securities Act or under common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in the Company's

         Registration Statement or the Prospectus or Statement of Additional Information in effect from time to time under the Securities Act and relating to the Fund or arising out of or based upon any alleged omission to state a material fact required to be stated in any thereof or necessary to make the statements in any thereof not misleading; provided, however, that in no event shall anything herein contained be so construed as to protect the Underwriter against any liability to the Company or its security holders to which the Underwriter would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of the Underwriter's reckless disregard of its obligations and duties under this agreement. The Company's agreement to indemnify the Underwriter and any controlling person as aforesaid is expressly conditioned upon the Company's being notified of the commencement of any action brought against the Underwriter or any such controlling person, such notification to be given by letter or by telegram addressed to the Company at its principal office in New York, New York, and sent to the Company by the person against whom such action is brought within ten days after the summons or other first legal process shall have been served. The Company will be entitled to assume the defense of any suit brought to enforce any such claim, and to retain counsel of good standing chosen by the Company and approved by the Underwriter. In the event the Company elects to assume the defense of any such suit and retain counsel of good standing approved by the Underwriter, the defendants in the suit shall bear the fees and expenses of any additional counsel retained by any of them; but in case the Company does not elect to assume the defense of the suit or in case the Underwriter does not approve of counsel chosen by the Company, the Company will reimburse the Underwriter or the controlling person or persons named defendant or defendants in the suit for the fees and expenses of any counsel retained by the Underwriter or such person. The indemnification agreement contained in this Section 9 shall remain operative and in full force and effect regardless of any investigation made by or on behalf of the Underwriter or any controlling person and shall survive the sale of the Fund's shares made pursuant to subscriptions obtained by the Underwriter. This agreement of indemnity will inure exclusively to the benefit of the Underwriter, to the benefit of its successors and assigns, and to the benefit of any controlling persons and their successors and assigns. The Company agrees promptly to notify the Underwriter of the Underwriter of the commencement of any litigation or proceeding against the Company in connection with the issue and sale of any of shares of the Fund. The failure to do so notify the Company of the commencement of any such action shall not relieve the Company from any liability which it may have to the person against whom the action is brought by reason of any alleged untrue statement or omission otherwise than on account of the indemnity agreement contained in this Section 9."

In so far as indemnification for liabilities arising under the Securities Act of 1933 (the "Securities Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS.

Forum Investment Advisors, LLC

         The description of Forum Investment Advisors, LLC (investment adviser to each of Daily Assets Treasury Fund, Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Cash Fund, Daily Assets Municipal Fund, Investors High Grade Bond Fund, Investors Bond Fund, TaxSaver Bond Fund, Maine Municipal Bond Fund, New Hampshire Bond Fund and Investors Growth Fund) under the captions "Management " and "Management - Adviser" in the Prospectuses and Statements of Additional Information, constituting certain of Parts A and B, respectively, of this Registration Statement, are incorporated by reference herein.


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

         The following are the members of Forum Investment Advisors, LLC, Two Portland Square, Portland, Maine 04101, including their business connections which are of a substantial nature.

                  Forum Holdings Corp., Member.
                  Forum Financial Group, LLC., Member.

          Both  Forum  Holdings  Corp.  and  Forum  Financial   Group,  LLC  are
          controlled by John Y. Keffer, Chairman and President of the Registrant. Mr. Keffer is President of Forum Financial Group, LLC. Mr. Keffer is also a director and/or officer of various registered investment companies for which the various Forum Financial Group of Companies provides services.

          The following are the officers of Forum Investment Advisors, LLC, including their business connections which are of a substantial nature. Each officer may serve as an officer of various registered investment companies for which the Forum Financial Group of Companies provides services.

         William J. Lewis, Director.

                    Director of Forum Investment Advisors, LLC.

         Sara M. Morris, Treasurer.

                    Chief Financial  Officer,  Forum Financial  Group,  LLC. Ms.
                    Morris   serves  as  an  officer  of  several   other  Forum
                    affiliated companies.

         David I. Goldstein, Secretary.

                    General Counsel, Forum Financial Group, LLC. Mr. Goldstein serves as an officer of several other Forum affiliated companies.

         Dana A. Lukens, Assistant Secretary.

                    Corporate Counsel, Forum Financial Group, LLC. Mr. Lukens also serves as an officer of several other Forum affiliated companies.

         Margaret J. Fenderson, Assistant Treasurer.

                    Corporate Accounting Manager, Forum Financial Group, LLC. Ms. Fenderson also serves as an officer of several other Forum affiliated companies.

H.M. Payson & Co.

          The descriptions of H.M. Payson & Co. under the caption "Management - Adviser" in the Prospectus and Statement of Additional Information, with respect to the Payson Value Fund and the Payson Balanced Fund, constituting certain of Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

          The following are the directors and principal executive officers of H.M. Payson & Co., including their business connections which are of a substantial nature. The address of H.M. Payson & Co. is One Portland Square, Portland, Maine 04101.

         Adrian L. Asherman, Managing Director.

               Portfolio Manager of H.M. Payson & Co. since 1955, General Partner from 1964 to 1987 and Managing Director since 1987. His address is One Portland Square, Portland, Maine 04101.

         John C. Downing, Managing Director and Treasurer.

               Portfolio Manger of H.M. Payson since 1983 and Managing Director since 1992. Mr. Downing has been associated with H.M. Payson since 1983. His address is One Portland Square, Portland, Maine 04101.

         William A. Macleod, Managing Director.

               Portfolio  Manager of H.M.  Payson & Co.  since 1984 and Managing
               Director  since  1989.  His  address  is  One  Portland   Square,
               Portland, Maine 04101.

         Thomas M. Pierce, Managing Director.

               Portfolio Manager of H.M. Payson & Co. since 1975, General Partner from 1981 to 1987 and Managing Director since 1987. His address is One Portland Square, Portland, Maine 04101.

         Peter E. Robbins, Managing Director.

               Portfolio Manager of H.M. Payson & Co. since 1992, except for the period from January 1988 to October 1990. During that period, Mr. Robbins was president of Mariner Capital Group, a real estate development and non-financial asset management business. General Partner of H.M. Payson & Co. from 1986 to 1987, and Managing Director from 1987 to 1988, and since 1993.

         John H. Walker, Managing Director and President.

               Portfolio Manager of H.M. Payson & Co. since 1967, General Partner from 1974 to 1987, and Managing Director since 1987. Mr. Walker is also a Director of York Holding Company and York Insurance Company. His address is One Portland Square, Portland, Maine 04101.

         Teresa M. Esposito, Managing Director.

               Managing Director of H.M. Payson & Co. since 1995. Her address is One Portland Square, Portland, Maine 04101.

         John C. Knox, Managing Director.

               Managing Director of H.M. Payson & Co. since 1995. His address is One Portland Square, Portland, Maine 04101.

         Harold J. Dixon, Managing Director and Secretary.

               Managing Director of H.M. Payson & Co. since 1995. His address is One Portland Square, Portland, Maine 04101.

         Laura McDill, Managing Director.

               Managing Director of H.M. Payson & Co. since 1995. Her address is One Portland Square, Portland, Maine 04101.

Austin Investment Management, Inc.

       The description of Austin Investment Management, Inc. under the caption "Management - Adviser" in the Prospectus and Statement of Additional Information with respect to the Austin Global Equity Fund, constituting part of Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

       The following is the director and principal executive officer of Austin Investment Management, Inc. 375 Park Avenue, New York, New York 10152, including his business connections which are of a substantial nature.

       Peter Vlachos, Director, President Treasurer and Secretary

Oak Hall Capital Advisors, Inc.

       The description of Oak Hall Capital Advisors, Inc. under the caption "Management - Advisor" in the Prospectus and Statement of Additional Information with respect to the Oak Hall Equity Fund, constituting part of Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

       The following are the directors and principal executive officers of, Oak Hall Capital Advisors, Inc. 122 East 42nd Street, New York, New York 10168, including their business connections which are of a substantial nature.

       Alexander G. Anagnos, Director and Portfolio Manager.

               Consultant to American Services Corporation and Financial Advisor to WR Family Associates.

       Lewis G. Cole, Director.

               Partner, the Law Firm of Strook, Strook & Lavan.

       John C. Hathaway, President, director and Portfolio Manager.

       John J. Hock, Executive Vice President.

       Charles D. Klein, Portfolio Manager.

               Director, American Securities Corporation and Financial Advisor to WR Family Associates.

       David P. Steinmann, Executive Vice President, Secretary and Treasurer.

               Administrator WR Family Associates and Secretary and Treasurer of American Securities Corporation.

Carl Domino Associates, L.P.

       The description of Carl Domino Associates, L.P. under the caption "Management - Advisor" in the Prospectus and Statement of Additional Information with respect to the Quadra Value Equity Fund, constituting part of Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

       The following are the directors and principal executive officers of, Carl Domino Associates, L.P., 580 Village Blvd., West Palm Beach, FL 33409 including their business connections which are of a substantial nature.

       Carl J. Domino, Managing Partner & Portfolio Manager.

       Paul Scoville, Jr., Senior Portfolio Manager.

       Ann Fritts Syring, Senior Portfolio Manager.

       John Wagstaff-Callahan, Senior Portfolio Manager.

               Prior   to   joining   Carl   Domino   Associates,    L.P.,   Mr.
               Wagstaff-Callahan was a Trustee with Batterymarch Financial Management, Boston, Massachusetts.

       Stephen Krider Kent, Jr., Senior Portfolio Manager.

               Prior to joining Carl Domino Associates, L.P., Mr. Kent was a Senior Portfolio Manager with Gamble, Jones Holbrook & Bent, Carlsbad, California.

Anhalt/O'Connell, Inc.

       The description of Anhalt/O'Connell, Inc. under the caption "Management - Advisor" in the Prospectus and Statement of Additional Information with respect to the Quadra Limited Maturity Treasury Fund, constituting part of Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

       The following are the directors and principal executive officers of, Anhalt/O'Connell, Inc., 345 South Figueroa Street, Suite 303, Los Angeles, CA, including their business connections which are of a substantial nature.

       Paul Edward Anhalt, Managing Director and Chairman.

               Mr. Anhalt is also a partner of Anhalt/O'Connell, a partnership, and was formerly Managing Director and Consulting Economist of Trust Company of the West.

       Michael Frederick O'Connell, Managing Director

               Mr. O'Connell is also a partner of Anhalt/O'Connell, a partnership, and was formerly Managing Director of Trust Company of the West and Vice President of Institutional Research Services, Inc., a registered broker-dealer.

LM Capital Management, Inc.

       The description of LM Capital Management, Inc., under the caption "Management - Advisor" in the Prospectus and Statement of Additional
       Information with respect to the Quadra Opportunistic Bond Fund, constituting part of Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

       The following are the directors and principal executive officers of, LM Capital Management, Inc., including their business connections which are of a substantial nature.

       Luis Malzel, Managing Director.

       John Chalker, Managing Director

McDonald Investment Management, Inc.

       The description of McDonald Investment Management, Inc., under the caption "Management - Advisor" in the Prospectus and Statement of Additional Information with respect to the Quadra International Equity Fund, constituting part of Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

       The  following are the  directors  and  principal  executive  officers of
       McDonald   Investment   Management,   Inc.,   including   their  business
       connections which are of a substantial nature.

       John McDonald, President and Chief Investment Officer.

       Ron Belcot, Vice President - Research and Trading.

       Bill Hallman, Vice President.

       Ray DiBernardo, Vice President., Managing Director

             Mr. DiBernardo was formerly a portfolio manager with Royal Trust.

Smith Asset Management Group, L.P.

       The description of Smith Asset Management Group, L.P., under the caption "Management - Investment Advisory Services" in the Prospectus and Statement of Additional Information with respect to the Quadra Growth Fund, constituting part of Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

       The following are the directors and principal executive officers of Smith Asset Management Group, L.P., including their business connections which are of a substantial nature.

       Mr. Stephen Smith, Chief Investment Officer

ITEM 29. PRINCIPAL UNDERWRITER.

         (a) Forum Financial Services, Inc., Registrant's underwriter, serves as underwriter to Core Trust (Delaware), The CRM Funds, The Cutler Trust, The Highland Family of Funds, Monarch Funds, Norwest Funds, Norwest Select Funds, Sound Shore Fund, Inc., and Trans Adviser Funds, Inc.

         (b) John Y. Keffer, President of Forum Financial Services, Inc., is the Chairman and President of the Registrant. Sara M. Morris is the Treasurer of Forum Financial Services. David I. Goldstein, Secretary of Forum Financial Services, Inc., is the Secretary of the Registrant. Margaret J. Fenderson is the Assistant Treasurer of Forum Financial Services, Inc. and Dana Lukens is the Assistant Secretary of Forum Financial Services, Inc. Their business address is Two Portland Square, Portland, Maine 04101.

         (c)      Not Applicable.

ITEM 30. LOCATION OF BOOKS AND RECORDS.

         The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of Forum Administrative Services, LLC and Forum Financial Corp., Two Portland Square, Portland, Maine 04101. The records required to be maintained under Rule 31a-1(b)(1) with respect to journals of receipts and deliveries of securities and receipts and disbursements of cash are maintained at the offices of the Registrant's custodian, The First National Bank of Boston, 100 Federal Street, Boston, Massachusetts 02106. The records required to be maintained under Rule 31a-1(b)(5), (6) and (9) are maintained at the offices of the Registrant's adviser or subadviser, as listed in Item 28 hereof.

ITEM 31. MANAGEMENT SERVICES.

         Not Applicable.

ITEM 32. UNDERTAKINGS.

(i) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders relating to the portfolio or class thereof to which the prospectus relates upon request and without charge.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Portland, and State of Maine on the 6th day of, January 1998.


                                                  FORUM FUNDS


                                                  By: /S/ JOHN Y. KEFFER
                                                     ----------------------
                                                      John Y. Keffer, President


Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registrant's Registration Statement has been signed below by the following persons on the 6th day of January, 1998.


                      SIGNATURES                                 TITLE

(a)      Principal Executive Officer

              /S/ JOHN Y. KEFFER
              -------------------                                President
              John Y. Keffer                                     and Chairman

(b)      Principal Financial and Accounting Officer

              /S/ ROBERT B. CAMPBELL                             Treasurer
             ------------------------
              Robert B. Campbell

(c)      A majority of the Trustees

              /S/ JOHN Y. KEFFER                                 Trustee
             ------------------------
              John Y. Keffer

              James C. Cheng*                                    Trustee
              J. Michael Parish*                                 Trustee
              Costas Azariadis*                                  Trustee

              By: /S/ JOHN Y. KEFFER
                 --------------------
                  John Y. Keffer
                  Attorney in Fact*

                                INDEX TO EXHIBITS

EXHIBIT

11       Consent of Independent Auditors

                                                                    EXHIBIT (11)



                                       74